UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08134

Investment Company Act File Number

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

April 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance High Yield Municipal Income Fund

Eaton Vance TABS Intermediate-Term Municipal Bond Fund

Eaton Vance TABS Short-Term Municipal Bond Fund

Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund

Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund

Eaton Vance

High Yield Municipal Income Fund

April 30, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 101.8%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(1)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$567	$226,080

		$226,080

Education — 5.7%
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/33	$200	$223,694
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/34	240	267,036
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/41	400	437,516
Forest Grove, OR, (Pacific University), 5.00%, 5/1/40	1,570	1,650,792
Forest Grove, OR, (Pacific University), 5.25%, 5/1/34	2,055	2,208,139
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/46	4,000	4,324,440
New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: Wells Fargo Bank, N.A.), 0.88%, 7/1/33(3)	13,000	13,000,000
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(4)	10,000	10,837,000
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,325	1,520,305
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/31	500	571,955
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/33	1,000	1,134,830
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/34	1,000	1,130,330
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/35	1,000	1,125,840
Romeoville, IL, (Lewis University), 5.00%, 10/1/27	1,000	1,129,390
Romeoville, IL, (Lewis University), 5.00%, 10/1/29	1,000	1,115,090
Romeoville, IL, (Lewis University), 5.00%, 10/1/30	1,000	1,109,940
Romeoville, IL, (Lewis University), 5.00%, 10/1/35	2,000	2,171,400
University of California, 5.00%, 5/15/38(4)	10,000	11,400,900
Westchester County Local Development Corp., NY, (Pace University), 5.00%, 5/1/34	8,135	8,719,825

		$64,078,422

Electric Utilities — 1.6%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$3,845	$4,084,620
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	730	790,196
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	1,520	1,584,676
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	210	229,345
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/31	9,775	10,998,928
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	520	559,941

		$18,247,706

1

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 2.1%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$1,150	$1,298,177
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	1,290	1,464,808
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.375%, 7/15/43	700	797,188
Dawson Ridge Metropolitan District No. 1, CO, Escrowed to Maturity, 0.00%, 10/1/22	3,500	3,184,335
Fairfax County Economic Development Authority, VA, (Goodwin House, Inc.), Prerefunded to 10/1/17, 5.125%, 10/1/37	2,290	2,331,861
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	6,280	7,215,720
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 5.125%, 7/1/31	2,500	2,719,025
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	195	223,201
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	225	239,454
Walker Field Public Airport Authority, CO, Prerefunded to 12/1/17, 4.75%, 12/1/27	1,090	1,115,081
Washington Housing Finance Commission, (Wesley Homes), Prerefunded to 1/1/18, 6.20%, 1/1/36	2,500	2,588,225

		$23,177,075

General Obligations — 10.7%
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 1.00%, 6/15/36(5)	$5,000	$5,505,250
California, 5.00%, 8/1/26	8,440	10,364,573
California, 5.00%, 8/1/27	1,560	1,897,662
California, 5.00%, 12/1/31	5,000	5,788,100
California, 5.00%, 9/1/32	14,255	16,377,569
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/31	1,225	779,284
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/33	1,500	859,545
Chicago Board of Education, IL, 7.00%, 12/1/44	5,000	4,839,700
Chicago, IL, 6.00%, 1/1/38	4,000	4,190,960
Dallas, TX, 5.00%, 2/15/28	2,000	2,271,900
Dallas, TX, 5.00%, 2/15/29	2,335	2,631,708
Dallas, TX, 5.00%, 2/15/30	1,075	1,202,033
Dallas, TX, 5.00%, 2/15/31	5,065	5,626,709
Dallas, TX, 5.00%, 2/15/34	1,500	1,641,585
Illinois, 5.00%, 11/1/29	2,800	2,881,452
Illinois, 5.00%, 11/1/30	7,200	7,371,432
Illinois, 5.00%, 5/1/35	3,500	3,506,125
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/16/30	13,400	8,341,634
New York, NY, (Liq: Barclays Bank PLC), 0.88%, 6/1/44(3)	5,000	5,000,000
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(4)	6,480	6,848,971
Springfield School District No. 19, Lane County, OR, 0.00%, 6/15/39	5,500	2,210,560
Washington, 5.25%, 2/1/36(4)	10,000	11,252,800
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/28	3,500	3,242,330
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/32	3,855	4,456,303

		$119,088,185

Health Care — Miscellaneous — 0.0%(1)
Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$535	$534,155

		$534,155

2

Security	Principal Amount (000’s omitted)	Value
Hospital — 12.8%
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/33	$2,200	$2,402,092
California Health Facilities Financing Authority, (Kaiser Permanente), 5.00%, 11/1/27(5)	3,260	4,029,099
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	269,438
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/40	550	586,839
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/44	500	532,150
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	1,000	1,078,950
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/29	1,000	1,076,280
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/32	2,000	2,124,000
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,200,654
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/34	1,625	1,699,311
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/29	1,675	1,799,252
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/44	7,000	7,362,670
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Obligated Group), 5.50%, 7/1/40	6,555	7,053,639
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	5,000	4,409,600
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/33	10,000	9,363,100
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/36	2,000	2,119,060
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.50%, 6/1/29	710	761,851
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 6.00%, 6/1/39	3,705	4,041,933
Johnson City Health & Educational Facilities Board, TN, (Mountain States Health Alliance), 6.00%, 7/1/38	3,335	3,636,751
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 4.25%, 11/15/41	3,940	3,960,173
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	2,005	2,282,652
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/29	2,000	2,257,920
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,775	2,897,599
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	3,050	3,152,785
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	10,325	11,428,433
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/39	3,500	3,839,710
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(4)	7,470	7,750,050
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(6)	2,900	3,158,883
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/40(6)	2,300	2,460,862
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.125%, 12/1/29	3,190	3,448,709
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.25%, 12/1/37	2,000	2,164,800
Oregon Health and Science University, 5.00%, 7/1/34	1,520	1,765,982
Oregon Health and Science University, 5.00%, 7/1/35	1,045	1,208,198
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/31	6,250	6,848,250
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	3,065	3,294,047

3

Security	Principal Amount (000’s omitted)	Value
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	$3,100	$3,158,683
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.75%, 12/1/32	4,050	4,430,659
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	1,455	1,889,056
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(4)	7,000	7,855,330
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	2,580	2,886,762
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,739,425

		$142,425,637

Housing — 1.7%
Centerline Equity Issuer Trust, TN, 6.00%, 10/31/52(6)	$4,000	$4,318,440
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/34	750	791,475
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	1,250	1,305,688
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 5.00%, 4/1/36	490	522,791
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/34	3,885	4,084,067
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/39	3,500	3,645,110
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/30	800	863,224
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/35	1,000	1,060,780
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(7)	860	722,391
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(7)	2,000	1,679,980

		$18,993,946

Industrial Development Revenue — 10.3%
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	$9,085	$9,586,674
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	1,180	1,390,996
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	770	779,117
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(6)	7,175	7,188,991
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	485	485,543
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	8,750	9,006,200
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(6)	1,880	1,921,247
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	6,500	6,655,480
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	1,840	1,843,754
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	385	386,009
Massachusetts Development Finance Agency, (Covanta Energy), 4.875%, 11/1/42(6)	8,875	8,890,709
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 5.25%, 11/1/42(6)	4,745	4,763,363
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	1,042,940
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	8,055	8,400,882

4

Security	Principal Amount (000’s omitted)	Value
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(6)	$1,285	$1,276,904
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	8,285	8,984,751
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	4,375	4,790,975
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	760	844,930
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,285	1,428,599
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,245	6,803,490
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(6)	5,500	4,698,980
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	13,570	13,710,585
Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30	5,000	5,048,000
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	4,230	4,695,046

		$114,624,165

Insured-Escrowed/Prerefunded — 0.2%
Michigan Finance Authority, (Detroit), (AGC), Prerefunded to 4/1/18, 5.00%, 4/1/20	$2,163	$2,245,834

		$2,245,834

Insured-General Obligations — 1.8%
Detroit, MI, (AGC), Prerefunded to 4/1/18, 5.00%, 4/1/20	$397	$403,994
Irvington Township, NJ, (AGM), 5.00%, 7/15/32	1,000	1,119,870
Luzerne County, PA, (AGM), 5.00%, 11/15/29	5,000	5,553,300
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/31	3,175	3,456,146
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/32	1,215	1,317,327
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/33	1,405	1,517,260
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 7/1/34	2,810	3,022,436
Oyster Bay, NY, (AGM), 4.00%, 8/1/31	3,950	4,111,397

		$20,501,730

Insured-Industrial Development Revenue — 0.7%
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	$8,050	$8,289,488

		$8,289,488

Insured-Other Revenue — 2.0%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$12,700	$5,777,992
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/26	10,510	7,331,040
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/28	10,000	6,331,500
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	2,150	2,374,159

		$21,814,691

Insured-Special Tax Revenue — 1.5%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$14,500	$16,830,295

		$16,830,295

5

Security	Principal Amount (000’s omitted)	Value
Insured-Student Loan — 0.3%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$2,970	$3,106,561

		$3,106,561

Insured-Transportation — 5.2%
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	$1,500	$1,694,055
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	650	732,999
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	1,355	1,515,500
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	15,000	6,299,100
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	7,914,800
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	2,581,088
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	1,721,514
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 7/1/42	1,805	1,976,475
New York State Thruway Authority, NY, (Liq: JPMorgan Chase Bank, N.A.), (AGM), (FGIC), 1.05%, 7/1/17(6)(8)	3,000	3,000,000
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/36	6,000	6,033,240
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	3,000	2,999,850
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	10,000	12,274,100
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/27	1,150	1,313,760
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/28	1,600	1,814,208
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	5,968,723

		$57,839,412

Insured-Water and Sewer — 0.6%
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	$2,155	$1,433,808
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/28	3,965	2,471,583
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	3,035	1,767,644
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	2,580	1,400,140

		$7,073,175

Lease Revenue/Certificates of Participation — 2.1%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/29(4)	$10,875	$12,600,427
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	2,480	2,821,174
Raleigh, NC, Limited Obligation Bonds, (SPA: PNC Bank, N.A.), 0.90%, 6/1/34(9)	8,000	8,000,000

		$23,421,601

Nursing Home — 0.1%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$765	$726,918

		$726,918

Other Revenue — 5.9%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/32	$250	$134,928
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/33	3,300	1,699,467
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/46	8,950	2,428,582
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/31	650	678,802
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	875	895,370
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	6,250	1,545,938
Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(6)	6,000	6,007,740
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37(4)	10,000	11,323,600
Non-Profit Preferred Funding Trust I, Various States, Series D, 5.17%, 9/15/37(6)	14,000	10,150,000
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	185	183,975

6

Security	Principal Amount (000’s omitted)	Value
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	$10,105	$11,841,645
Seminole Tribe, FL, 5.25%, 10/1/27(6)	9,000	9,100,260
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,860	2,017,207
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(6)	6,835	6,883,255
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 4.00%, 6/1/30	700	721,056

		$65,611,825

Senior Living/Life Care — 7.2%
Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$1,350	$1,376,284
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	7,945	8,403,188
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/33	5,000	5,273,750
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	790,088
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(6)	1,000	962,430
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	415	457,832
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	655	742,187
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	525	561,383
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	480	510,802
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,686,136
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/37	1,000	1,013,860
Indiana Finance Authority, (Marquette), 5.00%, 3/1/39	1,000	1,017,120
Lancaster County Hospital Authority, PA, (Brethren Village), 5.25%, 7/1/41	1,000	1,061,470
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	2,500	2,758,100
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(6)	1,085	1,089,014
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(6)	1,560	1,561,888
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.00%, 2/15/36	500	513,585
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30	750	797,333
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/42	1,500	1,535,745
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,150	1,192,699
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	2,500	2,642,025
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,770	1,886,908
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/40	500	534,065
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/46	1,000	1,063,310
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,285	1,388,121

7

Security	Principal Amount (000’s omitted)	Value
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	$1,675	$1,831,344
North Miami, FL, (Imperial Club), 7.00%, 1/1/42(10)	3,475	346,145
North Miami, FL, (Imperial Club), 7.625%, 1/1/41(10)	7,315	728,647
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	50	58,741
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	1,190	1,398,024
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	6,855	8,121,461
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(6)	770	798,675
Savannah Economic Development Authority, GA, (Marshes Skidaway Island Project), 7.00%, 1/1/34	3,000	3,329,520
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/34	1,980	2,102,126
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	4,570	4,792,102
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	450	475,979
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	1,380	1,460,344
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	1,270	1,304,976
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	1,270	1,296,975
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/39	1,975	2,123,796
Warren County, OH, (Otterbein Homes Obligated Group), 5.50%, 7/1/39	500	553,320
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/36(6)	1,500	1,517,505
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/46(6)	1,250	1,254,475
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 5.00%, 7/1/31(6)	1,910	1,947,894
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 5.00%, 7/1/36(6)	1,000	1,007,990
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	2,380	2,568,544

		$79,837,906

Special Tax Revenue — 5.5%
Aliso Viejo Community Facilities District No. 2005-01, CA, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$7,000	$7,650,510
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	5,201	5,201,780
Irvine Community Facilities District No. 2013-3, CA, (Great Park), 5.00%, 9/1/39	2,000	2,148,420
Jurupa Public Financing Authority, CA, 5.00%, 9/1/33	600	671,808
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	4,810	4,852,713
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	4,460	4,606,823
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(10)	1,005	10
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	500	462,515
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	1,300	1,202,539
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/29	2,630	1,724,228
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/37(4)	10,000	11,373,400
Regional Transportation District, CO, Special Tax Revenue, 5.00%, 11/1/34	1,500	1,747,920

8

Security	Principal Amount (000’s omitted)	Value
Regional Transportation District, CO, Special Tax Revenue, 5.00%, 11/1/36	$4,710	$5,446,267
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	2,680	2,524,292
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/31	1,500	1,653,495
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/33	1,000	1,096,350
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/34	450	492,210
South Village Community Development District, FL, 3.50%, 5/1/32	805	761,216
South Village Community Development District, FL, 3.625%, 5/1/35	500	450,125
South Village Community Development District, FL, 3.75%, 5/1/38	1,025	909,083
South Village Community Development District, FL, 4.875%, 5/1/35	500	487,420
South Village Community Development District, FL, 5.00%, 5/1/38	100	97,599
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	1,218	1,219,095
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	890	814,831
Sterling Hill Community Development District, FL, 5.50%, 5/1/37(10)	3,650	36
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,425	3,163,844

		$60,758,529

Student Loan — 0.7%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/30	$4,650	$4,742,256
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	2,765	2,808,300

		$7,550,556

Transportation — 20.8%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/41	$2,000	$2,231,340
Central Texas Regional Mobility Authority, 5.00%, 1/1/35	1,100	1,227,974
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	565	653,829
Central Texas Regional Mobility Authority, Series 2015A, 5.00%, 1/1/40	13,070	14,462,478
Central Texas Regional Mobility Authority, Series 2016, 5.00%, 1/1/40	2,375	2,641,333
Chesapeake Bay Bridge and Tunnel Commission, VA, 5.00%, 7/1/46	4,000	4,427,480
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/35	2,500	2,804,200
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/38	5,000	5,552,800
Chicago, IL, (O’Hare International Airport), (AMT), 4.375%, 1/1/40	2,500	2,539,000
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	2,555	2,898,136
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	2,170	2,446,718
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,681,425
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/42	5,255	5,642,293
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	7,000	7,961,030
Denver City and County, CO, Airport System Revenue, 1.548%, 11/15/19 (Put Date), 11/15/31(11)	3,400	3,405,338
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,305,569
Illinois Toll Highway Authority, 5.00%, 1/1/40(4)	15,000	16,717,650
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	2,690	1,550,812
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/29	1,135	662,988
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/30	500	271,545
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/31	1,150	579,071

9

Security	Principal Amount (000’s omitted)	Value
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/36	$1,400	$1,537,788
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/30	2,050	2,324,618
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/35	5,000	5,558,450
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,394,750
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,000	2,108,120
New Orleans Aviation Board, LA, (North Terminal Project), (AMT), 5.00%, 1/1/35	2,000	2,184,820
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	6,345	6,821,002
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/23	3,000	3,423,390
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	470	523,322
North East Texas Regional Mobility Authority, 5.00%, 1/1/41	5,250	5,655,300
North Texas Tollway Authority, 5.50%, 9/1/41(4)	10,000	11,515,700
North Texas Tollway Authority, Prerefunded to 1/1/18, 5.75%, 1/1/38	7,150	7,384,234
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,495	5,811,567
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	365	403,091
Pennsylvania Turnpike Commission, 5.45%, 12/1/35	1,125	1,252,834
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(4)	12,080	12,618,889
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(4)	10,000	10,504,000
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(4)	5,025	5,212,081
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(4)	9,990	10,351,938
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/44	10,000	10,921,000
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/24	2,135	2,368,740
South Jersey Transportation Authority, 5.00%, 11/1/32	2,250	2,478,960
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,685	4,195,372
Texas Private Activity Bond Surface Transportation Corp., (LBJ IH-635 Managed Lanes Project), 7.00%, 6/30/40	4,460	5,060,048
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,415	3,848,910
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	5,000	5,482,450
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	11,430	12,478,931

		$232,083,314

Water and Sewer — 2.3%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$3,185	$3,438,940
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	3,355	3,623,937
Detroit, MI, Water Supply System, 5.25%, 7/1/41	13,100	14,247,953
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	1,905	2,102,624
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	1,905	2,026,101

		$25,439,555

Total Tax-Exempt Municipal Securities — 101.8% (identified cost $1,102,291,521)		$1,134,526,761

10

Taxable Municipal Securities — 5.9%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(1)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$55	$22,057

		$22,057

Electric Utilities — 0.7%
Vernon, CA, Electric System Revenue, 4.65%, 8/1/25	$7,500	$7,884,000

		$7,884,000

General Obligations — 2.5%
Atlantic City, NJ, 7.50%, 3/1/40	$5,000	$5,282,850
Chicago, IL, 7.517%, 1/1/40(12)	11,220	11,383,588
Chicago, IL, 7.75%, 1/1/42	11,035	11,317,937

		$27,984,375

Hospital — 1.1%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$11,000	$11,651,640

		$11,651,640

Insured-General Obligations — 0.7%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$758	$750,351
Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,679	7,509,268

		$8,259,619

Insured-Special Tax Revenue — 0.2%
Industry, CA, Sales Tax Revenue, (AGM), 4.625%, 1/1/34	$2,500	$2,607,850

		$2,607,850

Transportation — 0.7%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(12)	$7,375	$7,787,484

		$7,787,484

Total Taxable Municipal Securities — 5.9% (identified cost $63,992,544)		$66,197,025

Total Investments — 107.7% (identified cost $1,166,284,065)		$1,200,723,786

Other Assets, Less Liabilities — (7.7)%		$(85,632,954)

Net Assets — 100.0%		$1,115,090,832

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

11

At April 30, 2017, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	20.8%
New York	14.5%
Illinois	11.8%
Others, representing less than 10% individually	60.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2017, 12.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 4.9% of total investments.

(1)	Amount is less than 0.05%.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, represents the rate in effect at April 30, 2017.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(5)	When-issued security.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $83,959,505 or 7.5% of the Fund’s net assets.

(7)	Security is in default and making only partial interest payments.

(8)	Floating-rate certificate issued by a tender option bond trust that owns the underlying municipal bond. The floating-rate certificate may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at April 30, 2017.

(9)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at April 30, 2017.

(10)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(11)	Floating-rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(12)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
U.S. 10-Year Treasury Note	175	Short	Jun-17	$(21,739,319)	$(22,000,781)	$(261,462)
U.S. Long Treasury Bond	112	Short	Jun-17	(17,018,540)	(17,132,500)	(113,960)

						$(375,422)

12

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

Liq	-	Liquidity Provider

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

At April 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $375,422.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,062,792,993

Gross unrealized appreciation	$64,742,847
Gross unrealized depreciation	(28,727,054)

Net unrealized appreciation	$36,015,793

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$1,134,526,761	$—	$1,134,526,761
Taxable Municipal Securities	—	66,197,025	—	66,197,025
Total Investments	$—	$1,200,723,786	$—	$1,200,723,786

Liability Description
Futures Contracts	$(375,422)	$—	$—	$(375,422)
Total	$(375,422)	$—	$—	$(375,422)

13

The Fund held no investments or other financial instruments as of January 31, 2017 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

14

Eaton Vance

TABS Short-Term Municipal Bond Fund

April 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 96.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.3%
Massachusetts Clean Water Trust, (Green Bonds), 5.00%, 2/1/25	$1,240	$1,517,190

		$1,517,190

Education — 5.1%
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/18	$14,425	$15,114,515
University of Texas, Prerefunded to 2/15/20, 5.00%, 8/15/23	4,775	5,274,322
University of Vermont and State Agricultural College, 5.00%, 10/1/23	415	494,742
University of Vermont and State Agricultural College, 5.00%, 10/1/24	480	578,616
University of Virginia, 2.00%, 8/1/21	175	179,725
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/20	1,000	1,127,090

		$22,769,010

Electric Utilities — 3.0%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.25%, 2/15/25	$120	$123,962
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/20	5,000	5,595,050
Southern California Public Power Authority, 5.00%, 7/1/20	5,005	5,258,153
Southern California Public Power Authority, 5.00%, 7/1/26	1,000	1,150,310
Southern California Public Power Authority, 5.00%, 7/1/27	1,000	1,148,990

		$13,276,465

Escrowed/Prerefunded — 4.2%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), Prerefunded to 2/15/18, 5.25%, 2/15/25	$1,880	$1,945,744
California Department of Water Resources, Prerefunded to 6/1/18, 5.00%, 12/1/24	1,930	2,018,934
Fairfax County, VA, Prerefunded to 4/1/20, 4.00%, 4/1/23	500	539,595
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	220	238,685
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	280	303,780
Leander Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/24, 0.00%, 8/15/43	11,935	3,730,403
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/17, 5.00%, 7/1/22	525	528,880
North Penn School District, PA, Prerefunded to 9/1/18, 5.00%, 3/1/21	3,010	3,174,858
Washington, Prerefunded to 7/1/18, 5.00%, 7/1/22	5,000	5,241,400
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Escrowed to Maturity, 5.00%, 8/15/18	1,190	1,253,129

		$18,975,408

General Obligations — 51.3%
Alabama, 5.00%, 8/1/20	$3,530	$3,959,919
Anne Arundel County, MD, 5.00%, 4/1/21	6,615	7,566,369
Barbers Hill Independent School District, TX, 4.00%, 2/15/23	2,000	2,104,660

1

Security	Principal Amount (000’s omitted)	Value
Barbers Hill Independent School District, TX, 4.00%, 2/15/24	$4,245	$4,463,235
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/26(1)	2,000	2,300,600
Beverly Hills Unified School District, CA, (Election of 2008), 2.00%, 8/1/22	1,750	1,803,795
Beverly Hills Unified School District, CA, (Election of 2008), 5.00%, 8/1/26	200	250,732
Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/25	6,295	7,224,394
Brown County, WI, 4.00%, 11/1/21	620	675,285
California, 5.00%, 8/1/21	400	460,448
California, 1.388%, Variable to 12/1/20 (Put Date), 12/1/28(2)	7,500	7,471,725
Cary, NC, 5.00%, 6/1/18	195	203,773
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/22	155	140,977
Chattanooga, TN, 5.00%, 10/1/21	1,000	1,157,880
College Station, TX, 5.00%, 2/15/24	1,000	1,124,460
Dallas Independent School District, TX, (PSF Guaranteed), 5.50%, 2/15/18	240	248,904
Denton County, TX, 5.00%, 7/15/24	1,000	1,112,240
Eagle Mountain & Saginaw Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/20	155	148,597
El Camino Community College District, CA, 0.00%, 8/1/18	2,280	2,249,539
El Dorado Union High School District, CA, 0.00%, 8/1/18	110	108,397
El Dorado Union High School District, CA, 0.00%, 8/1/21	45	41,861
Fairfax County, VA, 4.00%, 4/1/23	500	537,200
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/21	5,000	5,739,100
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/22	2,805	3,125,836
Forney Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/20	150	155,324
Forney Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/22	525	543,632
Forney Independent School District, TX, (PSF Guaranteed), 4.50%, 8/15/24	500	520,425
Frisco, TX, 4.00%, 2/15/19	155	163,339
Garland Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/18	300	300,594
Georgia, 5.00%, 7/1/25	5,000	6,168,500
Glasscock County Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/23	500	543,900
Guilford County, NC, Series 2010A, 5.00%, 8/1/19	1,265	1,378,483
Guilford County, NC, Series 2010D, 5.00%, 8/1/19	10,190	11,104,145
Hartford County Metropolitan District, CT, 5.00%, 7/15/18	4,250	4,457,527
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	625	569,200
Karnes City Independent School District, TX, (PSF Guaranteed), 3.50%, 8/15/22	485	499,283
Katy Independent School District, TX, (PSF Guaranteed), 1.216%, Variable to 8/15/19 (Put Date), 8/15/36(2)	6,810	6,804,211
Lake County Community College District No. 532, IL, 4.00%, 6/1/21	4,230	4,660,487
Leander Independent School District, TX, 0.00%, 8/15/18	2,590	2,552,419
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	2,000	1,819,660
Leander Independent School District, TX, Series 2013B, 0.00%, 8/15/20	3,000	2,856,360
Maryland, 4.00%, 6/1/27	5,000	5,612,650
Maryland, 5.00%, 3/1/19	5,465	5,870,503
Massachusetts, 3.00%, 12/1/24	5,000	5,225,750
Massachusetts, 5.00%, 12/1/24	5,000	6,086,900
Mecklenburg County Public Facilities Corp., NC, Prerefunded to 3/1/19, 5.00%, 3/1/22	5,795	6,215,427
Mecklenburg County, NC, 5.00%, 12/1/19	7,605	8,375,767
Minnesota, 4.00%, 8/1/19	3,000	3,200,190
Minnesota, 5.00%, 6/1/18	1,000	1,044,650
Minnesota, 5.00%, 8/1/18	90	94,607
Minnesota, 5.00%, 8/1/23	5,000	6,003,250
Montgomery County, MD, 5.00%, 11/1/26	5,000	6,073,250
Montgomery County, MD, 5.00%, 12/1/27	5,000	6,042,100

2

Security	Principal Amount (000’s omitted)	Value
Morris County, NJ, 5.00%, 2/15/19	$1,720	$1,843,410
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/23	945	834,558
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/24	900	770,283
New Hanover County, NC, 5.00%, 12/1/18	430	457,782
Ohio, 5.00%, 3/15/27	5,000	5,964,600
Oregon, 5.00%, 8/1/26(1)	6,950	8,611,189
Osseo Independent School District No. 279, MN, 4.00%, 2/1/20	450	466,191
Peralta Community College District, CA, 5.00%, 8/1/23	140	167,891
Pima County, AZ, 4.00%, 7/1/18	2,400	2,485,584
Plano Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	5,000	6,080,900
Reedy Creek Improvement District, FL, 5.00%, 6/1/20	1,000	1,110,840
Royse City Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/25	1,415	1,154,513
San Diego Community College District, CA, 0.00%, 8/1/18	285	281,338
Seattle, WA, 5.00%, 6/1/26	5,000	6,083,150
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/18	1,875	1,934,194
St. Tammany Parish Wide School District No. 12, LA, 4.00%, 3/1/22	300	332,166
Suffolk, VA, 4.00%, 8/1/18	500	519,420
Tennessee, 3.00%, 10/1/26	1,000	1,025,580
Tucson, AZ, 3.00%, 7/1/21	1,000	1,065,070
Utah, Series 2011A, 5.00%, 7/1/19	7,495	8,146,840
Virginia Beach, VA, 5.00%, 3/15/19	1,540	1,656,563
Virginia Beach, VA, 5.00%, 7/15/19	1,000	1,088,130
Vistancia Community Facilities District, AZ, 5.00%, 7/15/21	610	678,875
Vistancia Community Facilities District, AZ, 5.00%, 7/15/22	740	823,058
Vistancia Community Facilities District, AZ, 5.00%, 7/15/25	1,550	1,720,361
Wake County, NC, 5.00%, 3/1/23	2,120	2,272,068
Washington, 5.00%, 2/1/24	3,390	4,072,475
Washington Suburban Sanitary District, MD, (Consolidated Public Improvement), 5.00%, 6/1/20	5,000	5,411,650
West Valley-Mission Community College District, CA, 5.00%, 8/1/25	300	370,290
Whittier Union High School District, CA, 0.00%, 8/1/26	1,650	1,290,201
Wisconsin, 5.00%, 11/1/20	1,000	1,130,400
Zeeland Public Schools, MI, 5.00%, 5/1/21	1,290	1,463,041

		$230,475,070

Health Care — 0.0%(3)
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), 5.00%, 7/1/18	$85	$88,756

		$88,756

Hospital — 10.1%
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/18	$870	$920,834
Grand Traverse County Hospital Finance Authority, MI, (Munson Healthcare), 5.00%, 7/1/17	2,355	2,371,344
Grand Traverse County Hospital Finance Authority, MI, (Munson Healthcare), 5.00%, 7/1/20	445	493,398
Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/25	650	760,617
Indiana Finance Authority, (Indiana University Health), 5.00%, 3/1/19	5,000	5,360,250
Indiana Finance Authority, (Indiana University Health), 5.00%, 3/1/20	6,395	7,072,486
Indiana Finance Authority, (Jackson County Schneck Memorial Hospital), 5.00%, 2/15/18	1,250	1,286,613
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/22	475	478,292

3

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/19	$2,360	$2,545,567
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/22	1,950	2,166,606
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/18	785	828,560
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/19	575	627,279
St. Mary Hospital Authority, PA, (Catholic Health East), 5.00%, 11/15/22	5,000	5,525,250
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/17	800	813,856
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/19	1,250	1,361,450
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/18	365	373,716
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 5.00%, 8/15/18	1,695	1,778,987
Wisconsin Health and Educational Facilities Authority, (UnityPoint Health), 5.00%, 12/1/21	1,000	1,149,200
Yavapai County Industrial Development Authority, AZ, (Northern Arizona Healthcare System), 5.00%, 10/1/17	1,440	1,464,696
Yavapai County Industrial Development Authority, AZ, (Northern Arizona Healthcare System), 5.00%, 10/1/18	2,185	2,303,689
Yavapai County Industrial Development Authority, AZ, (Northern Arizona Healthcare System), 5.00%, 10/1/19	3,630	3,952,271
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/19	400	430,948
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/20	1,130	1,249,192

		$45,315,101

Housing — 0.5%
Minnesota Housing Finance Agency, 2.35%, 7/1/21	$290	$300,892
Virginia Housing Development Authority, 1.00%, 10/1/17	130	130,031
Virginia Housing Development Authority, 1.60%, 7/1/17	460	460,557
Virginia Housing Development Authority, 1.90%, 10/1/18	1,000	1,013,340
Virginia Housing Development Authority, 2.05%, 7/1/18	230	232,597

		$2,137,417

Industrial Development Revenue — 0.2%
Ohio, 5.00%, 6/1/19	$800	$863,576

		$863,576

Insured-Electric Utilities — 1.0%
Alaska Energy Authority, (Bradley Lake), (AGM), 6.00%, 7/1/20	$3,845	$4,391,028

		$4,391,028

Insured-Escrowed/Prerefunded — 0.7%
Cook County Community High School District No. 219, Niles Township, IL, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,222,660
Greenville, NC, Utilities Commission, (AGM), Prerefunded to 11/1/18, 5.00%, 11/1/22	1,060	1,124,681

		$3,347,341

Insured-General Obligations — 0.2%
Long Beach Community College District, CA, (Election of 2002), (NPFG), 0.00%, 5/1/23	$120	$106,205
Washington, (NPFG), 0.00%, 6/1/21	620	582,949

		$689,154

4

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 0.1%
Carbon County Hospital Authority, PA, (Gnaden Huetten Memorial Hospital), (AGM), 4.00%, 11/15/17	$535	$543,089

		$543,089

Lease Revenue/Certificates of Participation — 4.6%
Boulder County, CO, (Flood Reconstruction), 5.00%, 12/1/23	$1,000	$1,123,410
California Public Works Board, 5.00%, 10/1/25	7,500	9,074,700
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/18	2,395	2,499,973
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/19	2,420	2,613,285
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/20	610	677,838
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/22	2,115	2,413,786
Orange County School Board, FL, 5.00%, 8/1/17	540	545,789
Orange County School Board, FL, 5.00%, 8/1/18	675	709,088
Orange County School Board, FL, 5.00%, 8/1/19	750	814,785
Volusia County School Board, FL, 5.00%, 8/1/21	325	371,816

		$20,844,470

Other Revenue — 2.8%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.173%, Variable to 4/1/20 (Put Date), 4/1/38(2)	$6,500	$6,501,235
Kansas Development Finance Authority, 5.00%, 11/1/26	1,990	2,163,031
Michigan Finance Authority, (Unemployment Obligation Assessment), 5.00%, 7/1/22	905	921,480
Michigan, Grant Anticipation Bonds, 5.00%, 3/15/24	2,500	2,963,175

		$12,548,921

Special Tax Revenue — 5.6%
New York Urban Development Corp., Personal Income Tax Revenue, Series 2013E, 5.00%, 3/15/21	$5,000	$5,712,450
New York Urban Development Corp., Personal Income Tax Revenue, Series 2015A, 5.00%, 3/15/24	8,800	10,623,184
New York Urban Development Corp., Personal Income Tax Revenue, Series 2017A, 5.00%, 3/15/24	5,000	6,035,900
Portland, OR, Gas Tax Revenue, 5.00%, 2/1/20	1,325	1,460,733
Regional Public Transportation Authority, AZ, Excise Tax Revenue, (Maricopa County Public Transportation Fund), 5.00%, 7/1/17	145	146,076
Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,135	1,245,685

		$25,224,028

Transportation — 6.5%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.353%, Variable to 4/1/21 (Put Date), 4/1/45(2)	$10,000	$10,002,600
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.10% to 4/1/22 (Put Date), 4/1/45	5,000	5,076,750
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,732,725
Delaware River and Bay Authority, 5.00%, 1/1/21	1,000	1,125,820
Florida Department of Transportation, Series 2013C, 5.00%, 7/1/22	2,500	2,933,450
New Jersey Turnpike Authority, 5.00%, 1/1/22	3,325	3,532,114
North Texas Tollway Authority, 1.57%, Variable to 1/1/20 (Put Date), 1/1/38(2)	2,500	2,492,975
Ohio Turnpike Commission, 5.00%, 2/15/20	1,165	1,281,489

		$29,177,923

Water and Sewer — 0.7%
California Department of Water Resources, 5.00%, 12/1/24	$35	$36,575
Indiana Finance Authority, 5.00%, 2/1/23	1,000	1,105,890
Jasper Water Works and Sewer Board, Inc., AL, 5.00%, 6/1/22	600	673,620

5

Security	Principal Amount (000’s omitted)	Value
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/19	$1,020	$1,124,152
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/19	175	190,624

		$3,130,861

Total Tax-Exempt Municipal Securities — 96.9% (identified cost $424,857,834)		$435,314,808

Taxable Municipal Securities — 1.4%

Security	Principal Amount (000’s omitted)	Value
Education — 0.6%
University of Colorado, 2.569%, 6/1/23	$2,700	$2,714,634
Virginia Public School Authority, 4.167%, 8/1/18	225	233,107

		$2,947,741

Special Tax Revenue — 0.8%
New York City Transitional Finance Authority, NY, Future Tax Revenue, 3.25%, 11/1/22	$1,500	$1,566,990
New York Urban Development Corp., Personal Income Tax Revenue, 3.20%, 3/15/22	955	997,144
Successor Agency to San Diego Redevelopment Agency, CA, 3.25%, 9/1/22	600	621,342
Successor Agency to San Diego Redevelopment Agency, CA, 3.375%, 9/1/23	450	469,094

		$3,654,570

Total Taxable Municipal Securities — 1.4% (identified cost $6,529,743)		$6,602,311

Total Investments — 98.3% (identified cost $431,387,577)		$441,917,119

Other Assets, Less Liabilities — 1.7%		$7,428,571

Net Assets — 100.0%		$449,345,690

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2017, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	12.8%
Texas	11.6%
Others, representing less than 10% individually	73.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2017, 2.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 1.4% of total investments.

6

(1)	When-issued security.

(2)	Floating-rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(3)	Amount is less than 0.05%.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

The Fund did not have any open financial instruments at April 30, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$431,368,674

Gross unrealized appreciation	$10,690,075
Gross unrealized depreciation	(141,630)

Net unrealized appreciation	$10,548,445

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$435,314,808	$—	$435,314,808
Taxable Municipal Securities	—	6,602,311	—	6,602,311
Total Investments	$—	$441,917,119	$—	$441,917,119

The Fund held no investments or other financial instruments as of January 31, 2017 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

April 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 98.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.3%
Alaska Municipal Bond Bank Authority, 5.00%, 3/1/30	$1,145	$1,309,937
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 5.00%, 1/1/22	120	132,067

		$1,442,004

Education — 3.4%
Connecticut Health and Educational Facilities Authority, (Yale University), 1.65% to 2/3/20 (Put Date), 7/1/29	$5,000	$5,034,750
Madison County Capital Resource Corp., NY, (Colgate University), 5.00%, 7/1/31	300	347,916
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 5.00%, 12/1/26	300	362,487
Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/25	1,755	2,110,072
Nevada System of Higher Education, 5.00%, 7/1/23	500	592,630
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/27	590	662,835
New Jersey Educational Facilities Authority, (Princeton University), 2015 Series A, 5.00%, 7/1/26	800	980,168
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/34	1,170	1,407,978
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/27	230	263,943
Ohio Higher Educational Facility Commission, (Denison University), 5.00%, 11/1/26(1)	1,200	1,420,092
South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/27	1,200	1,425,024
University of Colorado, Enterprise Revenue, 5.00%, 6/1/18	500	522,335
University of Vermont and State Agricultural College, 5.00%, 10/1/27	450	543,308

		$15,673,538

Electric Utilities — 4.0%
Huntsville Electric System Revenue, AL, 5.00%, 12/1/24	$170	$194,796
Municipal Electric Authority of Georgia, (Combined Cycle Project), 5.00%, 11/1/20	1,000	1,107,230
Nebraska Public Power District, 5.00%, 1/1/21	1,405	1,589,856
North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/23	1,485	1,730,634
Omaha Public Power District, NE, Prerefunded to 2/1/22, 5.00%, 2/1/29	810	941,252
Snohomish County Public Utility District No. 1, WA, 5.00%, 12/1/18	1,680	1,785,605
Southern California Public Power Authority, (Southern Transmission Project), 5.00%, 7/1/23	100	106,436
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	3,000	3,465,570
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	3,475	3,978,215
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	3,325	3,778,663

		$18,678,257

Escrowed/Prerefunded — 4.8%
Dawson Ridge, CO, Metropolitan District No.1, Escrowed to Maturity, 0.00%, 10/1/22	$5,000	$4,549,050
Forsan Independent School District, TX, (PSF Guaranteed), Prerefunded to 2/15/18, 5.00%, 2/15/31	1,460	1,508,048
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	560	607,561

1

Security	Principal Amount (000’s omitted)	Value
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	$440	$477,369
Las Vegas Valley Water District, NV, Prerefunded to 2/1/18, 5.00%, 2/1/27	900	928,269
Leander Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/24, 0.00%, 8/15/43	16,200	5,063,472
North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/19, 5.00%, 6/1/34	1,765	1,910,048
Southern California Public Power Authority, (Southern Transmission Project), Prerefunded to 1/1/19, 5.00%, 7/1/23	900	960,570
Tatum Independent School District, TX, (PSF Guaranteed), Prerefunded to 2/15/19, 5.00%, 2/15/30	515	551,689
University of Colorado, Enterprise Revenue, Prerefunded to 6/1/21, 5.00%, 6/1/26	315	361,179
Wisconsin Department of Transportation, Prerefunded to 7/1/19, 5.00%, 7/1/23	2,000	2,167,600
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	2,885	3,394,549

		$22,479,404

General Obligations — 41.4%
Acalanes Union High School District, CA, (Election of 2008), 0.00%, 8/1/29	$2,300	$1,577,915
Adams 12 Five Star Schools, CO, 5.00%, 12/15/28	5,000	6,060,550
Adams 12 Five Star Schools, CO, 5.00%, 12/15/30	5,000	5,992,800
Addison, TX, 5.00%, 2/15/24	160	186,101
Anchorage, AK, Series D, 5.00%, 9/1/27	1,130	1,347,412
Anchorage, AK, 5.00%, 9/1/28	1,835	2,181,448
Arkansas, 4.00%, 6/1/28	500	554,455
Auburn, AL, 5.00%, 12/1/28	135	158,008
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/35(1)	5,000	5,512,400
Bethel, CT, 4.00%, 11/15/28	300	328,011
Bloomfield, CT, 4.00%, 10/15/20	90	98,280
Buffalo County, NE, 4.00%, 12/15/31	360	385,945
California, 1.388%, Variable to 12/1/20 (Put Date), 12/1/28(2)	6,500	6,475,495
California, 4.00%, 9/1/31	1,000	1,075,000
California, 5.00%, 8/1/25	10,000	12,167,600
California, 5.00%, 8/1/26	5,000	6,140,150
Campbell Union High School District, CA, (Election of 2016), 5.00%, 8/1/25	300	370,290
Campbell Union High School District, CA, (Election of 2016), 5.00%, 8/1/26	450	561,992
Campbell Union High School District, CA, (Election of 2016), 5.00%, 8/1/27	500	624,490
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/24	160	136,350
Clark County Evergreen School District No. 114, WA, 3.00%, 6/1/17	2,000	2,004,020
Cleveland Municipal School District, OH, 5.00%, 12/1/23	1,695	2,001,303
Cleveland Municipal School District, OH, 5.00%, 12/1/32	5,000	5,735,600
Columbus City School District, OH, 5.00%, 12/1/27	1,000	1,194,500
Decatur, IL, 5.00%, 3/1/23	1,030	1,163,673
Douglas County, NE, 3.75%, 12/15/27	1,000	1,066,670
Dublin, OH, 4.00%, 12/1/28	750	849,180
Dublin, OH, 4.00%, 12/1/31	505	558,702
Edgewood City School District, OH, 5.25%, 12/1/33	4,500	5,214,420
Encinitas Union School District, CA, (Election of 2010), 0.00%, 8/1/33	125	64,883
Encinitas Union School District, CA, (Election of 2010), 0.00%, 8/1/35	275	128,615
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/25	9,500	10,839,690
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	800,280
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	2,610	2,022,515

2

Security	Principal Amount (000’s omitted)	Value
Glendale Unified School District, CA, 0.00%, 9/1/30	$5,480	$3,258,627
Grand Prairie Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/22	2,180	2,410,884
Greensboro, NC, 5.00%, 2/1/28	1,790	2,198,424
Groton, CT, 4.00%, 7/15/19	50	53,214
Hempfield School District, PA, 5.00%, 10/15/27	1,000	1,101,990
Hennepin County, MN, 5.00%, 12/1/26	4,265	5,324,511
Homewood, AL, 5.00%, 9/1/32	1,190	1,396,370
Houston Community College System, TX, 5.25%, 2/15/25	1,000	1,135,220
Houston Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	2,000	2,404,180
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/24	1,900	2,208,047
Karnes City Independent School District, TX, (PSF Guaranteed), 3.50%, 8/15/21	905	932,358
Lakeland, FL, 5.00%, 10/1/31	1,960	2,209,567
Lakota Local School District, OH, (School Facilities Construction & Improvement), 5.00%, 12/1/28	1,120	1,314,589
Leander Independent School District, TX, 0.00%, 8/15/23	1,000	883,950
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/30	3,000	1,864,080
Leander Independent School District, TX, Series 2013B, 0.00%, 8/15/20	1,955	1,861,395
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/31	1,675	977,865
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/32	1,500	834,240
Lubbock, TX, 5.00%, 2/15/24	2,000	2,259,980
Macomb County, MI, 4.00%, 5/1/24	1,000	1,128,800
Massachusetts, 1.20% , Variable to 8/1/17 (Put Date), 8/1/43(2)	10,000	9,999,900
Mecklenburg County, NC, 5.00%, 3/1/19	50	53,710
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	225	242,309
Minnesota, 5.00%, 8/1/23	5,000	6,003,250
Montgomery County, MD, 5.00%, 12/1/27	5,000	6,042,100
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	1,739,862
Neshaminy School District, PA, 4.00%, 11/1/26	850	945,293
New Braunfels Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/26	120	128,150
New York, 5.00%, 2/15/20	1,210	1,344,685
Newton, MA, 4.00%, 4/1/27	1,445	1,652,531
Nixa Public Schools, MO, (Refunding & Improvement - Direct Deposit Program), 5.00%, 3/1/31	1,000	1,093,780
North Charleston Sewer District, SC, 4.00%, 1/1/23	610	664,089
North Olmsted City School District, OH, 5.00%, 12/1/32	1,000	1,141,250
Northwest Local School District Board of Education, OH, 5.00%, 12/1/29	150	176,300
Ohio, 5.00%, 3/15/26	6,415	7,706,468
Onslow County, NC, 5.00%, 6/1/30	550	650,226
Oregon, 5.00%, 8/1/27(1)	1,330	1,664,216
Oregon, 5.00%, 6/1/34	2,000	2,374,760
Owen J. Roberts School District, PA, 5.00%, 5/15/28	250	290,415
Prince William County, VA, 4.00%, 8/1/29	1,345	1,492,183
Revere Local School District, OH, 5.00%, 12/1/28	200	230,702
Richardson, TX, 5.00%, 2/15/20	50	55,331
Rockwall Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	2,090	1,732,923
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/33	2,735	1,351,938
Royse City Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	1,365	1,164,031
San Francisco Bay Area Rapid Transit District, CA, 4.00%, 8/1/33	1,350	1,447,038
San Mateo-Foster City School District, CA, (Election of 2015), 4.00%, 8/1/32	300	320,430
South Texas Community College District, 5.00%, 8/15/23	1,560	1,854,809
Tennessee, 5.00%, 9/1/29	2,000	2,379,660

3

Security	Principal Amount (000’s omitted)	Value
Texas, 5.00%, 4/1/21	$3,000	$3,427,110
Texas, (Texas Water Development Board), 2.00% to 8/1/19 (Put Date), 8/1/25	3,000	3,007,200
Vermont, 5.00%, 8/15/23	860	983,556
Vista Unified School District, CA, 5.00%, 8/1/27	1,280	1,549,619
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/27	550	417,010
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/28	920	669,558
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/34	4,500	2,444,355
Wylie Independent School District, TX, (PSF Guaranteed), 6.50%, 8/15/26	1,100	1,424,786
Zeeland Public Schools, MI, 5.00%, 5/1/23	1,200	1,400,424
Zeeland Public Schools, MI, 5.00%, 5/1/24	1,000	1,180,710

		$193,783,701

Hospital — 8.9%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 10/15/23	$700	$793,975
Allen County, OH, (Catholic Health Partners), 5.00%, 5/1/21	765	864,442
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/33	1,000	1,138,110
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/34	2,660	3,003,938
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/35	1,000	1,124,710
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/26	900	1,077,264
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/27	335	397,528
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	3,150	3,575,502
Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/27	1,250	1,459,325
Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/28	5,090	5,779,339
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/18	1,000	1,043,370
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/24	800	940,784
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/26	1,450	1,634,541
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.25%, 7/1/29	1,000	1,084,190
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	595,190
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/25	550	653,307
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	1,000	1,125,820
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	240	278,076
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	215	251,253
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/27	770	887,825
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/24	50	57,921
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/33	2,055	2,334,973
Pennsylvania Economic Development Financing Authority, (UPMC), 5.00%, 2/1/25	390	464,069
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/23	1,000	1,173,470
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/24	520	611,385
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	600	688,746
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/20	1,500	1,679,415
University of Colorado Hospital Authority, 5.00% to 3/1/22 (Put Date), 11/15/38	5,000	5,666,850
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/22	1,000	1,145,690

		$41,531,008

4

Security	Principal Amount (000’s omitted)	Value
Housing — 0.1%
Virginia Housing Development Authority, 2.45%, 7/1/19	$500	$513,265

		$513,265

Insured-Escrowed/Prerefunded — 0.5%
Cook County Community High School District No. 219, Niles Township, IL, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,222,660
West Virginia, (NPFG), Prerefunded to 11/1/18, 5.20%, 11/1/26	25	27,093

		$2,249,753

Insured-General Obligations — 3.6%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$4,000	$1,952,000
Jefferson Union High School District, CA, (BAM), 0.00%, 8/1/32	1,000	556,290
Jefferson Union High School District, CA, (BAM), 0.00%, 8/1/33	1,500	793,650
Rockland County, NY, (Public Improvement), (AGM), 4.00%, 5/1/23	2,010	2,212,246
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/29	5,000	3,442,700
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/30	10,960	7,181,979
Sweetwater Union High School District, CA, (BAM), 5.00%, 8/1/23	760	901,337

		$17,040,202

Insured-Lease Revenue/Certificates of Participation — 0.1%
Clyde-Green Springs Exempted Village School District, OH, (BAM), 2.00%, 12/1/26	$600	$576,174

		$576,174

Insured-Special Tax Revenue — 0.3%
Successor Agency to the Rancho Cucamonga Redevelopment Agency, CA, (AGM), 5.00%, 9/1/23	$1,350	$1,603,314

		$1,603,314

Insured-Transportation — 0.9%
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/18, 5.75%, 1/1/40	$4,000	$4,131,040

		$4,131,040

Insured-Water and Sewer — 0.5%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	$2,000	$2,279,920

		$2,279,920

Lease Revenue/Certificates of Participation — 2.0%
Cincinnati City School District, OH, 5.00%, 12/15/29	$1,585	$1,798,912
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/25	250	299,720
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/27	300	354,750
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/28	240	281,767
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/29	170	197,756
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/20	650	717,581
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/22	750	868,102
Monmouth County Improvement Authority, NJ, (Brookdale Community College), 5.00%, 8/1/28	250	300,810
Monmouth County Improvement Authority, NJ, (Brookdale Community College), 5.00%, 8/1/30	210	249,436
Orange County School Board, FL, 5.00%, 8/1/17	500	505,360
Orange County School Board, FL, 5.00%, 8/1/18	500	525,250

5

Security	Principal Amount (000’s omitted)	Value
South Dakota Building Authority, 5.00%, 6/1/26	$1,000	$1,176,930
South Dakota Building Authority, 5.00%, 6/1/27	500	583,980
South Dakota Building Authority, 5.00%, 6/1/32	1,500	1,701,600

		$9,561,954

Other Revenue — 2.1%
Bergen County Improvement Authority, NJ, (East Rutherford Refunding Project), 5.00%, 12/15/25	$260	$319,329
Camden County Improvement Authority, NJ, 5.00%, 1/15/25	425	505,542
Massachusetts Development Finance Agency, 5.00%, 5/1/32	1,000	1,144,020
Michigan, Grant Anticipation Bonds, 5.00%, 3/15/24	2,500	2,963,175
Monmouth County Improvement Authority, NJ, 5.00%, 12/1/23	375	449,801
Pitt County, NC, 5.00%, 4/1/23	500	589,775
Pitt County, NC, 5.00%, 4/1/24	410	490,856
Pitt County, NC, 5.00%, 4/1/25	550	663,773
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/25	1,550	1,879,050
Texas Public Finance Authority, (Unemployment Compensation), 4.00%, 1/1/18	695	696,890

		$9,702,211

Public Power/Electric Utilities — 0.3%
Concord, NC, Limited Obligation Bonds, 5.00%, 6/1/26	$990	$1,181,179

		$1,181,179

Senior Living/Life Care — 0.7%
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 2.038%, Variable to 5/1/21 (Put Date), 5/1/36(2)	$2,500	$2,504,600
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/29	660	736,745

		$3,241,345

Special Tax Revenue — 4.6%
Akron, OH, Income Tax Revenue, 5.00%, 12/1/28	$1,330	$1,601,094
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/24	1,000	1,193,080
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/26	850	1,002,736
Lafayette, LA, Sales Tax Revenue, 5.00%, 3/1/22	1,000	1,158,990
Marana, AZ, Excise Tax Revenue, 4.00%, 7/1/20	765	829,031
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 5/15/33	2,000	2,289,840
Mesa, AZ, 5.00%, 7/1/27	1,850	1,862,691
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/31	3,220	3,725,121
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/24	5,000	6,035,900
Southlake Parks Development Corp., TX, 3.00%, 2/15/21	1,340	1,420,159
Thornton Development Authority, CO, 5.00%, 12/1/24	300	352,257
Thornton Development Authority, CO, 5.00%, 12/1/25	160	187,589

		$21,658,488

Transportation — 13.2%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.10% to 4/1/22 (Put Date), 4/1/45	$6,390	$6,488,086
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	5,000	5,929,250
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	1,000	1,128,850
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	1,000	1,124,490
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/33	3,750	4,395,375
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/34	3,950	4,615,417
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/37	1,500	1,737,810

6

Security	Principal Amount (000’s omitted)	Value
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/18	$1,000	$1,059,000
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,732,725
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	4,000	4,630,920
Delaware River and Bay Authority, 5.00%, 1/1/21	1,000	1,125,820
Florida Department of Transportation, 5.00%, 7/1/25	900	981,144
Florida Department of Transportation, 5.00%, 7/1/28	2,455	2,990,215
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	1,000	1,195,310
Illinois Toll Highway Authority, 5.00%, 1/1/32	1,000	1,145,150
Illinois Toll Highway Authority, 5.00%, 1/1/33	1,775	2,021,051
Kansas Department of Transportation, 5.00%, 9/1/27	3,715	4,501,577
Louisiana Transportation Authority, 5.00%, 8/15/30	1,885	2,180,530
Louisiana Transportation Authority, 5.00%, 8/15/31	1,230	1,416,603
Louisiana Transportation Authority, 5.00%, 8/15/32	1,090	1,249,870
Metropolitan Transportation Authority, NY, 5.00%, 11/15/28	3,500	4,002,110
Metropolitan Transportation Authority, NY, 5.00%, 11/15/32	1,000	1,124,550
North Carolina, Grant Anticipation Revenue, 5.25%, 3/1/20	1,350	1,451,426
Virginia Transportation Board, 5.00%, 3/15/20	2,500	2,773,525

		$62,000,804

Water and Sewer — 6.9%
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/31	$150	$171,017
Chino Basin Desalter Authority, CA, 4.00%, 6/1/32	1,000	1,069,170
Durham, NC, Utility System Revenue, 4.00%, 8/1/35	1,350	1,441,476
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/30	3,870	4,609,596
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/24	300	361,248
Hamilton County, OH, Sewer System, 5.00%, 12/1/24	1,000	1,196,660
Hamilton County, OH, Sewer System, 5.00%, 12/1/28	2,210	2,593,015
Lakeland, FL, Water and Wastewater Revenue, 5.00%, 10/1/26	470	532,721
Montana, Water Pollution Control Revolving Fund, 5.00%, 7/15/28	240	267,259
Montana, Water Pollution Control Revolving Fund, 5.00%, 7/15/29	410	456,018
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/29	3,900	4,303,572
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/30	1,000	1,113,400
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series DD, 5.00%, 6/15/35	5,500	6,307,675
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series EE, 5.00%, 6/15/35	1,155	1,318,848
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/19	50	53,192
Northeast Ohio Regional Sewer District, 5.00%, 11/15/38	1,000	1,124,550
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	1,000	1,076,410
Rogers, AR, Water Revenue, 2.75%, 11/1/23	40	41,776
Tallahassee, FL, Consolidated Utility Systems Revenue, 5.00%, 10/1/28	1,100	1,286,274
Tucson, AZ, Water System Revenue, 5.00%, 7/1/29	485	571,587
Union County, NC, Enterprise Systems Revenue, 5.00%, 6/1/29	250	295,948
Westmoreland County Municipal Authority, PA, Water and Sewer Revenue, 5.00%, 8/15/31	1,735	1,952,829

		$32,144,241

Total Tax-Exempt Municipal Securities — 98.6% (identified cost $443,865,769)		$461,471,802

7

Taxable Municipal Securities — 0.3%

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.3%
Successor Agency to San Diego Redevelopment Agency, CA, 3.625%, 9/1/25	$625	$654,244
Successor Agency to San Diego Redevelopment Agency, CA, 3.75%, 9/1/26	625	633,331

Total Taxable Municipal Securities — 0.3% (identified cost $1,246,917)		$1,287,575

Total Investments — 98.9% (identified cost $445,112,686)		$462,759,377

Other Assets, Less Liabilities — 1.1%		$5,254,955

Net Assets — 100.0%		$468,014,332

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2017, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	15.6%
Texas	11.5%
Others, representing less than 10% individually	71.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2017, 6.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 2.3% of total investments.

(1)	When-issued security.

(2)	Floating-rate security. The stated interest rate represents the rate in effect at April 30, 2017.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

The Fund did not have any open financial instruments at April 30, 2017.

8

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$445,093,678

Gross unrealized appreciation	$17,875,726
Gross unrealized depreciation	(210,027)

Net unrealized appreciation	$17,665,699

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$461,471,802	$—	$461,471,802
Taxable Municipal Securities	—	1,287,575	—	1,287,575
Total Investments	$—	$462,759,377	$—	$462,759,377

The Fund held no investments or other financial instruments as of January 31, 2017 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

April 30, 2017 (Unaudited)

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund (the Fund), a diversified series of Eaton Vance Municipal Trust II, invests substantially all of its investable assets in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At April 30, 2017, the value of the Fund’s investment in the Portfolio was $491,387,353 and the Fund owned 96.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

5-to-15 Year Laddered Municipal Bond Portfolio

April 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.1%
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/28	$300	$368,097
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	50	54,122

		$422,219

Education — 5.1%
Alabama Public School and College Authority, 5.00%, 5/1/23	$500	$594,715
Alabama Public School and College Authority, 5.00%, 5/1/24	500	603,085
Brownsburg 1999 School Building Corp., IN, 4.00%, 8/5/26	350	390,712
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/24	400	473,068
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	200	237,748
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	677,136
Concord Community Schools Building Corp., IN, 3.00%, 7/15/21	100	105,947
Concord Community Schools Building Corp., IN, 4.00%, 1/15/22	500	551,010
Concord Community Schools Building Corp., IN, 5.00%, 7/15/21	535	610,307
Concord Community Schools Building Corp., IN, 5.00%, 7/15/22	500	578,580
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/28	400	457,760
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/29	1,000	1,130,070
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/30	750	842,002
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/31	250	278,730
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 5.00%, 11/15/21	1,000	1,142,280
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 5.00%, 11/15/22	650	754,032
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/23	430	500,451
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/23	235	275,702
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/24	450	530,536
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/24	385	456,822
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/25	540	644,371
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/26	555	663,813
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/26	500	601,000
Lawrence Township School Building Corp., IN, 4.00%, 1/15/28	565	621,528
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	1,105	1,310,276
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/21	250	283,475
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/22	630	726,787
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/23	300	349,872
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/24	250	294,145
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/28	715	785,592
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/29	400	433,740

Security	Principal Amount (000’s omitted)	Value
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/30	$300	$322,566
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/31	300	319,755
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 5.00%, 12/1/27	625	748,144
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/22	175	201,929
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/24	220	260,918
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	228,916
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/23	100	113,940
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/26	150	171,405
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/27	425	482,354
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/23	120	141,289
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/24	100	119,304
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/31	375	435,934
S. M. Educational Building Corp., MS, 5.00%, 9/1/25	250	300,190
Saginaw Valley State University, MI, 5.00%, 7/1/26	750	887,670
Saginaw Valley State University, MI, 5.00%, 7/1/27	750	881,017
Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,165,010
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/22	520	599,404
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/23	250	292,558
Western Michigan University, 5.00%, 11/15/24	500	596,720

		$26,174,315

Electric Utilities — 2.8%
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,146,060
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	500	591,495
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,172,890
Fayetteville Public Works Commission, NC, 5.00%, 3/1/25	1,000	1,214,580
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	283,788
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	100	118,845
Marquette Board of Light and Power, MI, 5.00%, 7/1/22	230	264,983
Marquette Board of Light and Power, MI, 5.00%, 7/1/23	450	524,070
Marquette Board of Light and Power, MI, 5.00%, 7/1/24	475	559,887
Marquette Board of Light and Power, MI, 5.00%, 7/1/25	345	408,690
Marquette Board of Light and Power, MI, 5.00%, 7/1/26	775	924,552
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	866,330
Minnesota Municipal Power Agency, 5.00%, 10/1/23	230	271,444
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	596,025
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	1,000	1,178,660
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/22	500	566,615
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/23	500	574,580
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	585,645
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	125	138,589
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	354,261
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	297,980
Springfield Electric System Revenue, IL, 5.00%, 3/1/22	500	568,395
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	250	288,797
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	250	286,203
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	250	284,110

Security	Principal Amount (000’s omitted)	Value
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	$250	$287,972

		$14,355,446

Escrowed/Prerefunded — 0.1%
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	$500	$588,310

		$588,310

General Obligations — 32.3%
Adams 12 Five Star Schools, CO, 5.00%, 12/15/32	$2,500	$2,956,750
Addison, TX, 5.00%, 2/15/26	270	314,766
Agua Fria Union High School District No. 216, AZ, 3.00%, 7/1/27	330	337,052
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/28	350	384,661
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/29	175	190,481
Anchorage, AK, 5.00%, 9/1/23	750	887,445
Anchorage, AK, 5.00%, 9/1/24	750	899,872
Anchorage, AK, 5.00%, 9/1/25	750	904,350
Anchorage, AK, 5.00%, 9/1/27	780	930,072
Arkansas, 4.00%, 6/1/28	500	554,455
Avon, OH, 4.00%, 12/1/31	590	637,631
Bayfield School District No. 10 JT-R, CO, 5.00%, 12/1/32	1,250	1,464,962
Belding Area Schools, MI, 5.00%, 5/1/28	250	295,053
Belding Area Schools, MI, 5.00%, 5/1/30	250	289,928
Birmingham Public Schools, MI, 4.00%, 11/1/22	300	338,715
Birmingham Public Schools, MI, 4.00%, 11/1/23	1,325	1,513,017
Boston, MA, 4.00%, 4/1/30	1,500	1,683,345
Boston, MA, 4.00%, 4/1/31	1,500	1,668,765
Brookline, MA, 4.00%, 3/1/30	335	372,855
Brookline, MA, 4.00%, 3/1/31	250	276,025
Burlington, VT, 5.00%, 11/1/22	450	520,583
Burlington, VT, 5.00%, 11/1/23	450	527,198
Burlington, VT, 5.00%, 11/1/24	400	473,824
Burlington, VT, 5.00%, 11/1/25	400	474,748
Burlington, VT, 5.00%, 11/1/26	250	299,053
Burlington, VT, 5.00%, 11/1/27	225	267,550
Burlington, VT, 5.00%, 11/1/28	370	436,574
California, 4.00%, 9/1/26	750	857,737
California, 4.00%, 9/1/27	590	666,104
California, 4.00%, 9/1/28	750	837,217
California, 4.00%, 9/1/31	500	537,500
California, 5.00%, 8/1/24	1,500	1,814,310
California, 5.00%, 8/1/26	2,010	2,428,321
California, 5.00%, 8/1/32	1,590	1,864,975
California, 5.25%, 9/1/23	500	582,410
Central Dauphin School District, PA, 5.00%, 2/1/29	500	594,265
Clark County School District, NV, 5.00%, 6/15/22	500	580,515
Clark County School District, NV, 5.00%, 6/15/23	500	589,640
Clark County School District, NV, 5.00%, 6/15/24	500	597,040
Clark County School District, NV, 5.00%, 6/15/25	500	600,180
Clark County School District, NV, 5.00%, 6/15/29	250	292,073
Clark County School District, NV, Series C, 4.00%, 6/15/31	1,000	1,056,790
Clark County School District, NV, Series D, 4.00%, 6/15/31	750	792,592
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/29	1,000	1,174,690
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/30	2,000	2,337,980
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/31	1,000	1,162,540

Security	Principal Amount (000’s omitted)	Value
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/32	$630	$726,711
Cuyahoga Community College District, OH, 4.00%, 2/1/27	1,000	1,099,520
Cuyahoga Community College District, OH, 4.00%, 2/1/28	750	816,150
Dare County, NC, Limited Obligation Bonds, 4.00%, 6/1/31	125	132,730
Deer Valley Unified School District No. 97, AZ, 5.00%, 7/1/23	250	297,603
Delaware County, OH, 1.50%, 12/1/22	110	108,728
Delaware County, OH, 4.00%, 12/1/27	150	167,747
Delaware County, OH, 4.00%, 12/1/28	255	280,587
Delaware County, OH, 4.00%, 12/1/29	175	190,736
Dowagiac Union School District, MI, 4.00%, 5/1/22	325	361,085
Dowagiac Union School District, MI, 4.00%, 5/1/23	350	391,206
Dowagiac Union School District, MI, 4.00%, 5/1/24	250	280,408
Dowagiac Union School District, MI, 4.00%, 5/1/25	630	705,335
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	391,622
DuPage County Community Unit School District No. 200, IL, 4.00%, 11/1/21	2,000	2,197,860
DuPage County Community Unit School District No. 200, IL, 4.00%, 11/1/22	1,500	1,667,160
Eaton Community City School District, OH, 4.00%, 12/1/29	300	318,672
Edgewood City School District, OH, 5.25%, 12/1/33	500	579,380
Edinburg Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/31	1,075	1,264,651
Edinburg, TX, 5.00%, 3/1/22	1,215	1,395,938
Edinburg, TX, 5.00%, 3/1/23	1,235	1,441,171
Edinburg, TX, 5.00%, 3/1/24	315	372,456
Edinburg, TX, 5.00%, 3/1/25	310	367,626
Elgin, IL, 3.00%, 12/15/22	1,410	1,489,848
Elgin, IL, 3.00%, 12/15/23	1,645	1,732,596
Elgin, IL, 3.00%, 12/15/24	1,770	1,856,889
Ennis Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	500	588,140
Flower Mound, TX, 4.00%, 3/1/27	1,000	1,112,740
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	1,500	1,162,365
Glen Rock Board of Education, NJ, 5.00%, 9/1/30	500	595,095
Glen Rock Board of Education, NJ, 5.00%, 9/1/31	645	760,416
Grand Blanc Community Schools, MI, 4.00%, 5/1/27	1,000	1,066,490
Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	604,580
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	994,810
Healdsburg Unified School District, CA, (Election of 2012), 0.00%, 8/1/26	100	76,021
Homewood, AL, 5.00%, 9/1/28	2,000	2,406,780
Homewood, AL, 5.00%, 9/1/29	2,000	2,387,200
Huber Heights City School District, OH, 5.00%, 12/1/26	840	1,007,000
Illinois, 5.00%, 3/1/24	200	208,940
Illinois, 5.00%, 2/1/26	950	986,603
Johnson County Unified School District No. 233, KS, 5.00%, 9/1/22	1,600	1,881,888
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/22	155	172,822
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/23	340	383,296
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/24	340	385,876
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/25	555	630,147
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/26	500	571,515
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/22	195	203,393
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/23	200	208,054
Kane and DeKalb Counties Community Unit School District No. 302, IL, 3.00%, 2/1/27	475	475,755
Kane and DeKalb Counties Community Unit School District No. 302, IL, 5.00%, 2/1/26	390	459,635
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,127,220
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,805,724
Kent, WA, 4.00%, 12/1/30	1,000	1,092,350

Security	Principal Amount (000’s omitted)	Value
La Porte Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	$1,025	$1,193,090
Lake County Community High School District No. 115, IL, 4.00%, 11/1/24	1,695	1,922,418
Lake County, FL, 5.00%, 6/1/28	650	757,230
Lakeland, FL, 5.00%, 10/1/25	635	745,738
Lakeland, FL, 5.00%, 10/1/28	1,500	1,719,570
Lakeland, FL, 5.00%, 10/1/30	1,000	1,132,950
Lakewood, OH, 4.00%, 12/1/30	400	433,520
Lansing School District, MI, 5.00%, 5/1/24	1,485	1,753,354
Laredo Community College District, TX, 4.00%, 8/1/22	240	264,862
Laredo Community College District, TX, 5.00%, 8/1/23	165	193,281
Laredo Community College District, TX, 5.00%, 8/1/24	140	165,584
Laredo Community College District, TX, 5.00%, 8/1/25	110	130,831
Laredo Community College District, TX, 5.00%, 8/1/26	320	381,635
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	950	552,786
Little Rock School District, AR, 3.00%, 2/1/23	400	413,216
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	230,576
Miami-Dade County School District, FL, 5.00%, 3/15/28	300	353,052
Miami-Dade County, FL, 5.00%, 7/1/32	2,000	2,332,640
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/22	1,000	1,169,030
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/23	1,000	1,187,830
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	603,081
Minneapolis Special School District No. 1, MN, 3.00%, 2/1/23	250	265,055
Monroe, NC, Limited Obligation Bonds, 3.00%, 3/1/23	500	531,660
Monroe, NC, Limited Obligation Bonds, 5.00%, 3/1/22	350	404,614
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	132,764
New York, NY, 5.00%, 8/1/25	2,000	2,436,180
Newberry County, SC, 5.00%, 5/1/22	1,500	1,750,860
Newton, MA, 4.00%, 2/1/29	1,265	1,414,890
Oakland Schools Intermediate School District, MI, 5.00%, 5/1/25	920	1,113,982
Olentangy Local School District, OH, 4.00%, 12/1/27	415	466,651
Olentangy Local School District, OH, 4.00%, 12/1/30	630	688,710
Owen J. Roberts School District, PA, 4.00%, 5/15/29	750	800,355
Pasadena, TX, 4.00%, 2/15/28	500	550,635
Pasadena, TX, 4.00%, 2/15/29	250	272,915
Pasadena, TX, 4.00%, 2/15/30	500	540,660
Pasadena, TX, 4.00%, 2/15/31	750	805,552
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	796,855
Penn Hills, PA, 5.00%, 12/1/27	1,000	1,187,990
Pennsylvania, 4.00%, 6/15/31	235	246,435
Pennsylvania, 5.00%, 7/1/24	650	771,602
Pennsylvania, 5.00%, 9/15/25	1,000	1,197,080
Peoria, IL, 5.00%, 1/1/27	500	580,005
Port Arthur Independent School District, TX, 5.00%, 2/15/22	500	575,480
Prosper Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	1,020	1,222,429
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/22	430	502,184
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/23	445	529,038
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/24	465	559,986
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/25	485	588,489
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/26	505	618,458
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/27	530	640,108
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	662,187
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/29	575	680,052
Romeo Community Schools, MI, 5.00%, 5/1/22	575	666,350
Romeo Community Schools, MI, 5.00%, 5/1/24	850	1,008,465

Security	Principal Amount (000’s omitted)	Value
Romeo Community Schools, MI, 5.00%, 5/1/25	$1,000	$1,194,600
Romeo Community Schools, MI, 5.00%, 5/1/26	1,270	1,527,353
Romeo Community Schools, MI, 5.00%, 5/1/29	1,000	1,174,990
Romeo Community Schools, MI, 5.00%, 5/1/30	800	931,200
Romeo Community Schools, MI, 5.00%, 5/1/31	1,000	1,156,850
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/21	300	341,196
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/22	500	575,350
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	583,145
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	750	814,710
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/31	250	269,593
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	400	439,240
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	300	326,943
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	200	216,420
South Texas College District, 5.00%, 8/15/30	1,295	1,507,924
Southfield Public Schools, MI, 5.00%, 5/1/25	1,100	1,314,060
Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,211,630
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	500	603,590
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	735	903,543
Springfield, MO, (Sewer System Improvements), 5.00%, 4/1/22	500	577,705
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/28	1,700	2,060,587
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/29	1,000	1,202,620
Stamford, CT, 4.00%, 8/1/27	750	848,347
Sugar Land, TX, 5.00%, 2/15/26	555	676,617
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	515	616,687
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	450	533,457
Trussville, AL, 5.00%, 10/1/31	250	283,230
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	568,619
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	584,892
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	595,914
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	570	618,553
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	590	635,731
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	395	463,584
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/23	415	495,228
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	435	525,123
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/25	460	559,622
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	485	585,332
Vestavia Hills, AL, 4.00%, 2/1/23	1,320	1,472,698
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/31	375	410,696
Washington, 5.00%, 8/1/23	1,000	1,194,730
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/22	400	368,408
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	150	134,262
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/24	150	130,014
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	750	621,285
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/28	150	109,167
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/29	250	174,115
West Chester Township, OH, 4.00%, 12/1/26	1,140	1,286,251
West Chester Township, OH, 4.00%, 12/1/27	400	447,324
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	750	788,137
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/31	750	785,257
Will County, IL, 4.00%, 11/15/30	1,000	1,063,440
Williamson County, TX, 5.00%, 2/15/28	300	354,678
York County, PA, 5.00%, 6/1/27	1,225	1,454,810

		$165,420,286

Security	Principal Amount (000’s omitted)	Value
Hospital — 12.4%
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/21	$250	$279,998
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	290,530
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	108,265
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	750	884,677
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 4.00%, 7/1/30	500	534,855
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 4.00%, 7/1/31	450	477,306
Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	43,969
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	845,287
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/24	1,070	1,256,661
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/25	400	470,552
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/26	500	590,215
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	583,325
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/29	1,000	1,141,650
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/31	1,000	1,121,520
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/32	1,000	1,116,280
Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/24	500	583,830
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/24	500	577,660
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,131,080
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/23	400	446,132
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/28	1,890	2,050,026
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/21	770	873,973
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/22	350	404,919
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/25	1,200	1,427,388
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/27	450	531,000
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/30	650	745,706
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/21	100	112,637
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/23	150	174,231
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	294,965
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	292,530
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	289,463
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/30	2,000	2,279,520
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/31	1,500	1,693,410
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/32	2,000	2,239,020
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	690,950

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/34	$250	$287,360
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/24	550	648,291
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	500	596,035
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	500	590,890
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	500	584,915
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/29	210	243,008
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/30	500	574,480
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/31	250	284,670
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/24	1,000	1,190,380
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	595,190
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/25	500	593,915
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	562,910
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	559,428
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,142,100
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	579,325
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	500	584,310
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	800	917,000
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,181,370
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	550	654,648
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	826,000
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	820,113
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	600,148
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	700	803,061
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	119,829
Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,156,430
Norman Regional Hospital Authority, OK, 5.00%, 9/1/29	1,000	1,131,650
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/27	115	134,619
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	535	623,061
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/28	1,000	1,156,280
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	1,000	1,147,960
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/30	1,000	1,138,270
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/31	1,000	1,127,780
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.00%, 10/1/31	1,000	1,147,190
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/22	775	889,824
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/24	630	743,652
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/27	600	712,002
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,174,230
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	282,690

Security	Principal Amount (000’s omitted)	Value
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	$150	$153,300
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/21	245	274,853
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	225	255,456
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	346,416
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	717,444
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/21	100	112,835
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/22	200	229,182
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/23	300	348,315
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	500	584,395
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/21	200	228,506
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/23	55	64,735
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/24	350	415,496
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	398,479
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	400	474,308
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	305	357,609
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	580,550
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	400	456,792
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	400	453,024
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 4.00%, 6/1/31	1,300	1,356,394
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	703,436

		$63,200,069

Housing — 1.8%
Connecticut Housing Finance Authority, 3.60%, 11/15/30	$350	$362,421
Georgia Housing & Finance Authority, 3.65%, 12/1/32	1,000	1,021,590
New York City Housing Development Corp., NY, 1.95%, 11/1/23	1,170	1,160,184
New York Mortgage Agency, 1.75%, 4/1/24	250	244,983
New York Mortgage Agency, 1.95%, 10/1/25	750	726,007
New York Mortgage Agency, 2.45%, 4/1/29	750	712,717
Virginia Housing Development Authority, 1.70%, 5/1/22	845	841,121
Virginia Housing Development Authority, 1.85%, 5/1/23	920	913,624
Virginia Housing Development Authority, 1.95%, 11/1/23	295	294,487
Virginia Housing Development Authority, 2.05%, 5/1/24	40	40,018
Virginia Housing Development Authority, 2.25%, 5/1/25	170	170,335
Virginia Housing Development Authority, 2.40%, 5/1/26	520	518,898

Security	Principal Amount (000’s omitted)	Value
Virginia Housing Development Authority, 2.55%, 5/1/27	$930	$928,112
Washington Housing Finance Commission, 2.05%, 6/1/24	310	315,258
Washington Housing Finance Commission, 2.25%, 6/1/25	455	465,119
Washington Housing Finance Commission, 2.30%, 12/1/25	130	132,942
Washington Housing Finance Commission, 2.40%, 6/1/26	105	106,362

		$8,954,178

Insured-Electric Utilities — 0.1%
Sienna Plantation Municipal Utility District No. 3, TX, (AGM), 5.00%, 3/1/30	$500	$554,805

		$554,805

Insured-Escrowed/Prerefunded — 0.0%(1)
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	$5	$6,103

		$6,103

Insured-General Obligations — 2.1%
Bellwood, IL, (AGM), 5.00%, 12/1/22	$500	$568,425
Bellwood, IL, (AGM), 5.00%, 12/1/23	1,000	1,150,380
Lancaster School District, PA, (AGM), 5.00%, 6/1/26	1,000	1,188,300
New Britain, CT, (AGM), 5.00%, 3/1/32	1,000	1,146,350
New Britain, CT, (BAM), 5.00%, 3/1/23	550	640,491
New Britain, CT, (BAM), 5.00%, 3/1/24	550	647,251
New Britain, CT, (BAM), 5.00%, 3/1/25	395	463,185
Northern Palm Beach County Improvement District, FL, (AGM), 5.00%, 8/1/23	250	290,303
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	509,602
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/21	190	215,553
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/22	320	368,042
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/23	400	465,984
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	382,103
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/25	1,720	1,927,329
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	766,210

		$10,729,508

Insured-Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/26	$500	$640,785

		$640,785

Insured-Lease Revenue/Certificates of Participation — 3.0%
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/22	$500	$572,805
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/23	1,000	1,163,660
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	1,500	1,776,075
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/26	1,250	1,490,600
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/28	500	587,085
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,440,022
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	293,700

Security	Principal Amount (000’s omitted)	Value
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	$100	$114,767
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/31	250	284,570
El Paso County, CO, (Terry R. Harris Judicial Complex), (AGM), 2.00%, 12/1/22	870	878,892
El Paso County, CO, (Terry R. Harris Judicial Complex), (AGM), 2.00%, 12/1/23	1,640	1,646,117
Highlands County School Board, FL, (BAM), 5.00%, 3/1/22	225	255,836
Highlands County School Board, FL, (BAM), 5.00%, 3/1/23	500	576,010
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	463,188
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	200	229,394
Pasco County School Board, FL, (BAM), 5.00%, 8/1/22	300	346,500
Pasco County School Board, FL, (BAM), 5.00%, 8/1/23	255	297,730
Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	483,124
Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	357,881
Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	420,412
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	712,285
Pasco County School Board, FL, (BAM), 5.00%, 8/1/28	410	478,757
Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	510	590,524

		$15,459,934

Insured-Special Tax Revenue — 0.1%
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/24	$115	$138,038
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	420	507,856

		$645,894

Insured-Transportation — 0.7%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/22	$840	$969,343
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/23	440	512,631
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/24	350	412,020
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	500	590,405
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	377,773
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	439,732

		$3,301,904

Insured-Water and Sewer — 0.2%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/22	$250	$288,095
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	250	295,125
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	250	290,102
Weatherford, TX, Utility System Revenue, (AGM), 5.00%, 9/1/22	100	115,361

		$988,683

Lease Revenue/Certificates of Participation — 7.6%
Broward County School Board, FL, 5.00%, 7/1/22	$1,500	$1,732,545
Broward County School Board, FL, 5.00%, 7/1/23	500	586,885
Broward County School Board, FL, 5.00%, 7/1/24	1,250	1,483,850
Broward County School Board, FL, 5.00%, 7/1/25	500	596,380
Broward County School Board, FL, 5.00%, 7/1/27	500	596,035
Broward County School Board, FL, 5.00%, 7/1/28	1,250	1,479,437
Broward County School Board, FL, 5.00%, 7/1/29	500	587,345
Broward County School Board, FL, 5.00%, 7/1/30	500	583,600
Broward County School Board, FL, 5.00%, 7/1/31	600	697,170
California Public Works Board, 4.00%, 12/1/31	1,000	1,059,660
California Public Works Board, 5.00%, 11/1/26	1,000	1,219,220
California Public Works Board, 5.00%, 11/1/27	1,000	1,203,980

Security	Principal Amount (000’s omitted)	Value
California Public Works Board, 5.00%, 11/1/28	$1,000	$1,194,500
California Public Works Board, 5.00%, 11/1/29	1,000	1,184,510
California Public Works Board, 5.00%, 11/1/31	1,000	1,170,700
Colorado Department of Transportation, 5.00%, 6/15/30	350	411,061
Colorado Department of Transportation, 5.00%, 6/15/31	310	362,154
Cuyahoga County, OH, (Convention Hotel), 5.00%, 12/1/26	250	289,413
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	238,736
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/22	515	579,720
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	153,383
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	629,211
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	654,292
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	677,562
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	699,031
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	717,827
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/29	675	744,748
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/30	700	765,590
Kentucky Property and Buildings Commission, 5.00%, 4/1/27	1,710	2,040,970
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,718,129
Medina City School District, OH, 5.00%, 12/1/23	350	411,950
Medina City School District, OH, 5.00%, 12/1/24	400	476,076
Oklahoma Development Finance Authority, (State System of Higher Education), 4.00%, 6/1/29	1,080	1,174,414
Orange County School Board, FL, 5.00%, 8/1/32	1,935	2,217,665
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	580,030
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	1,002,788
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,112,079
South Dakota Building Authority, 5.00%, 6/1/27	635	741,655
South Dakota Building Authority, 5.00%, 6/1/28	210	245,307
South Dakota Building Authority, 5.00%, 6/1/30	200	230,900
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	650	680,700
Tulsa County Industrial Authority, OK, (Broken Arrow Public Schools), 5.00%, 9/1/23	500	586,735
Washington, Certificates of Participation, 5.00%, 7/1/32	2,875	3,375,882

		$38,893,825

Other Revenue — 2.1%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$300	$344,898
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/28	1,000	1,173,300
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/29	1,000	1,165,160
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/30	1,000	1,156,840
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	600	699,948
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/24	150	178,958
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/25	155	185,766
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	181,096
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/22	675	773,887
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	500	594,265
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	500	585,150
Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	1,270	1,470,762
Rhode Island Health and Educational Building Corp., (Barrington), 4.00%, 5/15/32	1,000	1,079,870

Security	Principal Amount (000’s omitted)	Value
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	$1,060	$1,299,867

		$10,889,767

Senior Living/Life Care — 5.3%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$50	$54,985
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	100	108,033
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/20	250	275,750
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	250	280,983
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/22	250	285,402
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	116,939
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	640	631,123
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/21	555	612,659
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/25	1,175	1,354,998
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,183,533
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/29	1,455	1,629,716
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/30	645	713,763
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/31	500	546,670
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	250	285,038
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	280,768
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/24	630	662,886
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/26	500	522,250
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/24	675	746,104
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/25	500	550,270
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/21	325	365,495
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	257,175
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/23	225	261,198
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/24	480	560,630
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/24	200	234,204
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/27	250	286,012
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/28	250	282,045
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/31	250	274,380
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/32	1,580	1,723,985
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	965,700

Security	Principal Amount (000’s omitted)	Value
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/22	$400	$451,252
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/23	600	684,066
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/24	440	503,254
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/26	385	437,333
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/28	250	279,163
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/29	600	665,160
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/30	200	219,890
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	250	273,133
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 4.00%, 11/1/21	200	214,476
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/22	175	196,646
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/23	200	226,286
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/28	590	645,979
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/31	410	439,815
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/30	200	225,014
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/31	675	755,095
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/22	375	421,039
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/23	865	979,215
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/25	750	848,280
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/21	305	343,814
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/23	200	231,730
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/27	250	292,350
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/29	440	506,876
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/30	475	536,451
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/31	495	555,707

		$26,984,718

Special Tax Revenue — 5.6%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	$100	$119,317
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/22	275	312,956
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/23	260	299,382
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/24	315	365,860
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/25	450	526,055
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/27	300	353,037
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/28	300	350,508
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/29	300	347,754
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/30	100	114,843
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/22	500	580,725
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/23	500	590,095
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 9/1/32	2,040	2,341,512
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/21	500	570,825
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/22	500	579,660
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	500	588,500
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/26	450	546,952
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/27	650	782,606

Security	Principal Amount (000’s omitted)	Value
Euless, TX, Tax and Waterworks and Sewer System Revenue, 5.00%, 2/15/22	$140	$162,113
Hamilton County, OH, Sales Tax Revenue, 5.00%, 12/1/22	600	704,916
Lafayette, LA, Sales Tax Revenue, 5.00%, 5/1/22	250	289,283
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/31	1,000	1,198,570
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	500	595,705
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/25	500	596,300
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/26	1,025	1,233,167
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/29	900	1,063,395
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/30	950	1,113,618
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/31	895	1,042,612
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/32	735	851,836
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/30	1,500	1,805,655
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	2,117,448
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 5.00%, 7/1/32	2,500	3,010,975
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	118,410
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	162,107
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 4.00%, 9/1/31	1,000	1,105,810
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/32	1,000	1,189,660
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/28	250	285,588
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/29	250	283,358
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/30	250	281,665
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/31	250	279,985

		$28,862,763

Transportation — 9.6%
Alameda Corridor Transportation Authority, CA, 4.00%, 10/1/23	$250	$275,050
Alameda Corridor Transportation Authority, CA, 5.00%, 10/1/24	250	293,450
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.10% to 4/1/22 (Put Date), 4/1/45(2)	2,000	2,030,700
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.95% to 4/1/26 (Put Date), 4/1/47(2)	1,800	1,867,626
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/22	150	171,716
Chicago, IL, (O’Hare International Airport), Series 2015 B, 5.00%, 1/1/24	200	235,942
Chicago, IL, (O’Hare International Airport), Series 2016 B, 5.00%, 1/1/24	500	589,855
Chicago, IL, (O’Hare International Airport), Series 2015 B, 5.00%, 1/1/25	100	118,585
Chicago, IL, (O’Hare International Airport), Series 2016 B, 5.00%, 1/1/25	1,000	1,185,850
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/26	1,000	1,193,850
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	173,879
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	172,755
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,137,630
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/28	2,905	3,518,158
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/29	3,060	3,677,049
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/30	1,000	1,191,390
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	1,000	1,183,080
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	2,565	3,018,133
Chicago, IL, (O’Hare International Airport), Series B, 5.00%, 1/1/30	500	571,765
Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,485,136
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/23	1,000	1,179,630
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/24	650	775,736
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/25	625	749,562

Security	Principal Amount (000’s omitted)	Value
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	$1,700	$1,991,193
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/32	2,200	2,562,890
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/22	100	115,235
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/23	150	175,311
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/24	195	231,112
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	580,770
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,153,790
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	859,552
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	776,951
Illinois Toll Highway Authority, 5.00%, 1/1/29	175	204,169
Illinois Toll Highway Authority, 5.00%, 12/1/32	350	400,803
Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	297,080
Kentucky Turnpike Authority, Economic Development Road, (Revitalization Project), 5.00%, 7/1/33	500	566,810
Metropolitan Transportation Authority, NY, 5.00%, 11/15/22	500	587,250
Metropolitan Transportation Authority, NY, 5.00%, 11/15/23	500	595,890
Metropolitan Transportation Authority, NY, 5.00%, 11/15/24	500	601,730
Metropolitan Transportation Authority, NY, 5.00%, 11/15/25	500	605,615
Metropolitan Transportation Authority, NY, 5.00%, 11/15/26	1,000	1,221,620
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	750	831,780
Miami-Dade County, FL, Seaport Revenue, 5.00%, 10/1/23	130	150,346
New Brunswick Parking Authority, NJ, 5.00%, 9/1/22	500	571,620
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/23	750	881,085
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/24	165	196,388
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/29	550	635,421
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/30	400	459,128
Oklahoma Capitol Improvement Authority, 5.00%, 7/1/25	1,000	1,205,950
Port of Seattle, WA, 5.00%, 3/1/24	250	297,880
Port of Seattle, WA, 5.00%, 3/1/25	150	178,593
Port of Seattle, WA, 5.00%, 3/1/27	250	293,880
Port of Seattle, WA, 5.00%, 3/1/29	250	290,015
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/27	300	369,282
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/28	1,370	1,671,852
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/32	600	709,152
Texas Transportation Commission, 5.00%, 4/1/33	50	57,286

		$49,123,956

Water and Sewer — 6.2%
Boston Water and Sewer Commission, MA, 5.00%, 11/1/31	$450	$531,396
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	300	357,462
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	115	132,779
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	100	114,713
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/23	1,000	1,197,360
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/24	1,130	1,372,408
Chino Basin Desalter Authority, CA, 4.00%, 6/1/32	1,235	1,320,425
Jacksonville, NC, Enterprise Systems Revenue, 5.00%, 5/1/27	700	854,812
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/28	250	312,255
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/30	200	251,952
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/31	160	201,136
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/31	125	134,575
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue, 5.00%, 2/1/28	500	604,530

Security	Principal Amount (000’s omitted)	Value
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/21	$100	$110,185
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/24	655	736,554
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/25	405	455,309
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/26	205	228,093
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/27	250	275,288
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/28	670	726,474
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/31	830	889,187
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/31	780	852,821
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	1,140	1,231,109
Marysville, OH, Water System Revenue, 4.00%, 12/1/25	250	280,847
Marysville, OH, Water System Revenue, 4.00%, 12/1/27	180	197,194
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	726,396
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	595,810
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/30	600	709,866
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/37	500	502,765
Oklahoma City Water Utilities Trust, OK, 5.00%, 7/1/22	995	1,167,234
Oklahoma City Water Utilities Trust, OK, 5.00%, 7/1/23	855	1,021,118
Port St. Lucie, FL, Utility System Revenue, 5.00%, 9/1/23	300	353,019
Rapid City, SD, Water Revenue, 4.00%, 11/1/28	750	818,302
Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	648,576
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	721,195
Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,203,550
Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	616,615
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/23	1,600	1,913,872
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/22	250	287,405
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/23	300	351,210
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/26	1,000	1,207,710
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/30	470	515,449
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/31	500	544,085
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	594,705
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/30	500	553,855
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/31	1,250	1,373,850
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/29	135	143,798
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/30	205	217,208
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/24	175	206,957
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/25	210	249,738
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	596,067
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	644,066

		$31,853,285

Security	Principal Amount (000’s omitted)	Value
Water Revenue — 0.1%
South Dakota Conservancy District, (Revolving Fund Program), 5.00%, 8/1/27	$250	$293,008

		$293,008

Total Tax-Exempt Investments — 97.4% (identified cost $497,597,685)		$498,343,761

Other Assets, Less Liabilities — 2.6%		$13,508,291

Net Assets — 100.0%		$511,852,052

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2017, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is as follows:

Illinois	11.5%
Others, representing less than 10% individually	85.9%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2017, 6.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 4.0% of total investments.

(1)	Amount is less than 0.05%.

(2)	Floating-rate security. The stated interest rate represents the rate in effect at April 30, 2017.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

The Portfolio did not have any open financial instruments at April 30, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$497,593,932

Gross unrealized appreciation	$6,383,395
Gross unrealized depreciation	(5,633,566)

Net unrealized appreciation	$749,829

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$498,343,761	$—	$498,343,761
Total Investments	$—	$498,343,761	$—	$498,343,761

The Portfolio held no investments or other financial instruments as of January 31, 2017 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

April 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.7%
Carmel Local Public Improvement Bond Bank, IN, 5.00%, 6/1/23	$200	$233,822
Maine Municipal Bond Bank, (TransCap Program), 5.00%, 9/1/17	50	50,708
North Dakota Public Finance Authority, 5.00%, 10/1/19	35	38,368
Oklahoma Water Resources Board, 5.00%, 4/1/19	25	26,919

		$349,817

Education — 8.0%
Cumberland County Municipal Authority, PA, (Dickinson College), 4.00%, 11/1/17	$30	$30,482
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/18	50	53,106
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/19	100	108,605
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/23	250	291,072
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/26	200	240,974
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	60	70,388
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.25%, 10/1/17	65	66,469
Red River Education Financing Corp., TX, (Texas Christian University), 4.00%, 3/15/18	145	148,792
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/19	145	155,410
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/22	165	191,149
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/25	120	144,763
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/26	150	182,790
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/18	200	211,098
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	295,382
UCF Stadium Corp., FL, 5.00%, 3/1/20	150	163,937
UCF Stadium Corp., FL, 5.00%, 3/1/21	150	167,661
UCF Stadium Corp., FL, 5.00%, 3/1/22	250	284,197
UCF Stadium Corp., FL, 5.00%, 3/1/23	250	288,005
Vestavia Hills City Board of Education, AL, 5.00%, 2/1/23	200	235,200
Vestavia Hills City Board of Education, AL, 5.00%, 2/1/24	200	237,466
West Clark 2000 School Building Corp., IN, 5.00%, 7/15/21	100	113,507
West Clark 2000 School Building Corp., IN, 5.00%, 1/15/23	100	116,149

		$3,796,602

Electric Utilities — 3.4%
Lower Colorado River Authority, TX, 5.00%, 5/15/17	$25	$25,049
North Carolina Municipal Power Agency Number 1, (Catawba), 4.00%, 1/1/18	75	76,535
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	175	194,024
San Antonio, TX, Electric and Gas Systems, 3.00%, Variable to 12/1/19 (Put Date), 12/1/45(1)	225	233,289
San Antonio, TX, Electric and Gas Systems, 3.00%, Variable to 12/1/20 (Put Date), 12/1/45(1)	250	262,793
Springfield, IL, Electric System Revenue, 5.00%, 3/1/19	250	266,445

1

Security	Principal Amount (000’s omitted)	Value
Springfield, IL, Electric System Revenue, 5.00%, 3/1/20	$50	$54,728
Springfield, IL, Electric System Revenue, 5.00%, 3/1/21	200	224,022
Springfield, IL, Electric System Revenue, 5.00%, 3/1/25	250	292,767

		$1,629,652

General Obligations — 32.9%
Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/23	$250	$284,885
California, 4.00%, 8/1/27	305	344,186
Campton Township, IL, 5.00%, 12/15/19	75	81,981
Campton Township, IL, 5.00%, 12/15/22	200	231,296
Campton Township, IL, 5.00%, 12/15/23	105	122,943
Cedar Hill Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	100	90,983
Chandler Unified School District No. 80, AZ, 4.00%, 7/1/17	45	45,253
Columbus, OH, 4.00%, 8/15/27	500	563,315
Connecticut, 1.67%, 5/15/17(1)	75	75,010
Conroe Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/18	75	76,296
Cook and DuPage Counties Township High School District No. 210, IL, 4.00%, 1/1/20	100	106,774
Cook and DuPage Counties Township High School District No. 210, IL, 4.00%, 1/1/21	250	271,512
Coppell Independent School District, TX, (PSF Guaranteed), 1.50%, 8/15/17	200	200,444
Decatur City Board of Education, AL, 4.00%, 2/1/18	50	51,064
Decatur City Board of Education, AL, 5.00%, 2/1/24	50	58,917
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	59,312
Decatur, IL, 5.00%, 3/1/20	100	108,198
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/17	110	110,927
Douglas County, NE, 3.75%, 12/15/27	555	592,002
Dublin City School District, OH, 4.00%, 12/1/17	60	61,129
Eaton Community City School District, OH, 4.00%, 12/1/21	100	110,512
Eaton Community City School District, OH, 4.00%, 12/1/22	100	111,501
Eaton Community City School District, OH, 5.00%, 12/1/26	250	296,320
Elgin, IL, 4.00%, 12/15/18	275	287,504
Erie County, PA, 4.00%, 9/1/17	25	25,258
Frisco Independent School District, TX, (PSF Guaranteed), 2.00%, 8/15/17	30	30,106
Grand Blanc Community Schools, MI, 4.00%, 5/1/27	455	485,253
Grosse Pointe Public School System, MI, 5.00%, 5/1/22	500	576,230
Grosse Pointe Public School System, MI, 5.00%, 5/1/23	500	585,050
Harris County Improvement District No. 18, TX, 4.00%, 9/1/21	165	179,368
Illinois, 5.00%, 7/1/22	70	74,248
Illinois, 5.00%, 8/1/24	100	104,513
Illinois, 5.00%, 8/1/25	300	310,938
Johnson County Unified School District No. 233, KS, 4.00%, 9/1/22	250	281,277
Johnson County Unified School District No. 233, KS, 5.00%, 9/1/20	250	281,047
Johnson County Unified School District No. 233, KS, 5.00%, 9/1/21	250	288,075
Joshua Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/24	55	62,670
Karnes City Independent School District, TX, (PSF Guaranteed), 3.50%, 8/15/25	200	204,824
Lake County Community College District No. 532, IL, 4.00%, 6/1/19	35	37,092
Lake County Community Consolidated School District No. 50, IL, 4.00%, 1/1/18	150	153,069
Lake County Community Consolidated School District No. 50, IL, 5.00%, 1/1/21	250	279,455
Lake County Forest Preserve District, IL, 3.00%, 12/15/19	55	57,550
Lake County Forest Preserve District, IL, 3.00%, 12/15/26	100	102,752
Lake County Forest Preserve District, IL, 5.00%, 12/15/23	100	118,307
Lakeland, FL, 5.00%, 10/1/19	50	54,208
Lakeland, FL, 5.00%, 10/1/21	50	56,650
Lakeland, FL, 5.00%, 10/1/22	100	115,016
Lakeland, FL, 5.00%, 10/1/24	50	58,913

2

Security	Principal Amount (000’s omitted)	Value
Little Rock School District, AR, 3.00%, 2/1/23	$100	$103,304
Little Rock School District, AR, 3.00%, 2/1/24	250	257,442
Little Rock School District, AR, 3.00%, 2/1/25	250	255,550
Macomb County, MI, 4.00%, 5/1/23	50	56,108
McLean County Public Building Commission, IL, 5.00%, 12/1/22	250	291,222
Mesquite Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/18	50	49,345
Mesquite Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/19	50	48,728
Mesquite Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/20	50	47,935
Miami-Dade County School District, FL, 5.00%, 3/15/18	150	155,331
Miami-Dade County School District, FL, 5.00%, 3/15/19	150	160,868
Mobile, AL, 5.00%, 2/15/20	500	551,885
New York, NY, 1.55%, 2/15/19(1)	100	99,936
New York, NY, 1.60%, 2/15/20(1)	100	99,885
Novi Community School District, MI, 5.00%, 5/1/19	250	269,020
Novi Community School District, MI, 5.00%, 5/1/20	250	277,307
Novi Community School District, MI, 5.00%, 5/1/21	250	284,685
Palisades School District, PA, 4.00%, 9/1/18	30	31,182
Pendergast Elementary School District No. 92, AZ, 3.00%, 7/1/21	50	52,857
Port Arthur Independent School District, TX, 5.00%, 2/15/22	250	287,740
Princeton City School District, OH, 5.00%, 12/1/26	100	118,994
Revere Local School District, OH, 5.00%, 12/1/27	200	231,018
Schaumburg, IL, 4.00%, 12/1/19	40	42,840
Schertz-Cibolo-Universal City Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/26	250	278,135
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/24(2)	305	348,966
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/25(2)	120	136,716
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/26(2)	115	130,264
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/27(2)	170	191,784
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/28(2)	200	224,714
Somerset County, NJ, 2.00%, 7/15/19	150	153,020
Toms River, NJ, 4.00%, 12/1/20	100	109,087
Toms River, NJ, 4.00%, 12/1/21	200	221,320
Toms River, NJ, 4.00%, 12/1/22	325	363,096
Vistancia Community Facilities District, AZ, 4.00%, 7/15/18	30	31,030
Vistancia Community Facilities District, AZ, 5.00%, 7/15/19	30	32,423
Vistancia Community Facilities District, AZ, 5.00%, 7/15/20	30	33,290
Vistancia Community Facilities District, AZ, 5.00%, 7/15/21	65	72,339
Vistancia Community Facilities District, AZ, 5.00%, 7/15/26	35	38,823
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	400	358,032
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/24	135	117,013
Will County, IL, 4.00%, 11/15/19	30	32,033
Winnebago County, IL, 5.00%, 12/30/20	100	111,698

		$15,621,098

Hospital — 7.3%
Colorado Health Facilities Authority, (Parkview Medical Center), 3.00%, 9/1/21	$100	$104,602
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/22	30	32,905
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/25	25	27,887
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/23	25	29,037
Geisinger Authority, PA, (Geisinger Health System), 5.00%, 2/15/27(2)	300	362,676
Illinois Finance Authority, (Hospital Sisters Services, Inc.), 5.00%, 8/15/17	30	30,344
Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/27	250	291,865

3

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 3.00%, 7/1/17	$50	$50,157
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 3.00%, 7/1/18	100	101,869
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 4.00%, 7/1/19	25	26,310
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/17	50	50,367
Monroeville Finance Authority, PA, (UPMC), 5.00%, 2/15/21	50	56,539
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	250	297,567
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 4.00%, 7/1/17	50	50,264
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/23	60	69,480
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/24	85	99,457
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/25	30	35,190
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/26	85	100,365
Ohio, (Cleveland Clinic Health System), Series 2009B, 5.00%, 1/1/18	40	41,092
Ohio, (Cleveland Clinic Health System), Series 2011A, 5.00%, 1/1/18	25	25,683
Oregon Facilities Authority, (Legacy Health), 4.125%, 5/1/19	30	31,777
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/23	35	41,071
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 4.00%, 11/1/17	50	50,765
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/24	65	76,506
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	41,306
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/18	180	187,290
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/19	100	106,019
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/20	235	260,258
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/21	150	168,277
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	200	227,072
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 4.00%, 12/1/19	200	213,038
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/21	150	171,379

		$3,458,414

Housing — 0.4%
Virginia Housing Development Authority, 2.40%, 5/1/26	$200	$199,576

		$199,576

Insured-Education — 0.1%
Oil City Area School District, PA, (BAM), 4.00%, 11/15/18	$25	$26,110
Oil City Area School District, PA, (BAM), 5.00%, 11/15/19	25	27,318

		$53,428

Insured-Escrowed/Prerefunded — 0.3%
Glendale, AZ, Water and Sewer Revenue, (AGM), Prerefunded to 1/1/18, 5.00%, 7/1/21	$25	$25,700
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	6,103

4

Security	Principal Amount (000’s omitted)	Value
Rhode Island Economic Development Corp., (Department of Transportation), (AGC), Escrowed to Maturity, 5.25%, 6/15/19	$100	$108,816

		$140,619

Insured-General Obligations — 8.6%
Burlington, VT, (BAM), 2.00%, 11/1/19	$200	$203,690
Burlington, VT, (BAM), 2.00%, 11/1/20	200	203,426
Burlington, VT, (BAM), 2.00%, 11/1/21	100	101,600
Burlington, VT, (BAM), 5.00%, 11/1/23	100	117,631
Burlington, VT, (BAM), 5.00%, 11/1/24	100	118,784
Burlington, VT, (BAM), 5.00%, 11/1/25	100	119,447
Cave Creek Unified School District No. 93, Maricopa County, AZ, (BAM), 5.25%, 7/1/23	50	59,668
Central Greene School District, PA, (BAM), 5.00%, 2/15/18	25	25,758
Central Greene School District, PA, (BAM), 5.00%, 2/15/19	200	212,842
Community College District No. 511, IL, (Rock Valley College), (AGM), 5.00%, 1/1/21	500	557,960
Community College District No. 511, IL, (Rock Valley College), (AGM), 5.00%, 1/1/22	500	567,570
Iredell County, NC, (AGM), 5.00%, 6/1/18	30	31,226
New Britain, CT, (BAM), 5.00%, 3/1/23	150	174,680
New Britain, CT, (BAM), 5.00%, 3/1/24	150	176,523
New Britain, CT, (BAM), 5.00%, 3/1/25	145	170,030
Peoria Unified School District No. 11, Maricopa County, AZ, (AGM), 5.00%, 7/1/24	85	102,027
Pine-Richland School District, PA, (AGM), 5.00%, 9/1/19	220	239,133
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/25	250	280,135
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/18	50	51,108
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/19	50	51,769
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/20	50	52,097
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/21	50	52,486
Tunkhannock Area School District, PA, (BAM), 2.00%, 1/15/19	100	101,052
Tunkhannock Area School District, PA, (BAM), 2.00%, 1/15/20	100	101,014
Tunkhannock Area School District, PA, (BAM), 2.00%, 1/15/21	100	100,836
Tunkhannock Area School District, PA, (BAM), 2.00%, 1/15/23	100	99,436

		$4,071,928

Insured-Hospital — 0.7%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/26	$250	$320,393

		$320,393

Insured-Lease Revenue/Certificates of Participation — 1.4%
Highlands County School Board, FL, (BAM), 5.00%, 3/1/20	$250	$273,785
Highlands County School Board, FL, (BAM), 5.00%, 3/1/21	70	78,556
Highlands County School Board, FL, (BAM), 5.00%, 3/1/22	100	113,705
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	180	208,435

		$674,481

Insured-Special Tax Revenue — 1.9%
Denton County Fresh Water Supply District No. 6, TX, Special Tax Revenue, (BAM), 4.00%, 2/15/18(2)	$175	$178,658
Denton County Fresh Water Supply District No. 6, TX, Special Tax Revenue, (BAM), 4.00%, 2/15/19(2)	175	183,013
Denton County Fresh Water Supply District No. 6, TX, Special Tax Revenue, (BAM), 4.00%, 2/15/25(2)	240	260,359

5

Security	Principal Amount (000’s omitted)	Value
Denton County Fresh Water Supply District No. 6, TX, Special Tax Revenue, (BAM), 4.00%, 2/15/26(2)	$200	$214,912
Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	50	59,740

		$896,682

Insured-Water and Sewer — 1.4%
Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 2.00%, 9/1/18	$25	$25,268
Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 3.00%, 9/1/22	25	26,277
Fort Bend County Municipal Utility District No. 35, TX, (AGM), 3.00%, 9/1/17	150	150,970
Fort Bend County Municipal Utility District No. 35, TX, (AGM), 3.00%, 9/1/18	150	153,426
Fort Bend County Municipal Utility District No. 35, TX, (AGM), 3.00%, 9/1/20	150	156,438
Fort Bend County Municipal Utility District No. 35, TX, (AGM), 3.00%, 9/1/22	150	157,275

		$669,654

Lease Revenue/Certificates of Participation — 4.2%
Highlands County School Board, FL, 5.00%, 3/1/18	$50	$51,568
Highlands County School Board, FL, 5.00%, 3/1/19	150	159,688
Miami-Dade County School Board, FL, 5.00%, 2/1/20	200	219,742
Miami-Dade County School Board, FL, 5.00%, 2/1/24	300	353,484
Miami-Dade County School Board, FL, 5.00%, 2/1/25	200	236,938
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/23	100	104,295
Ohio Department of Administrative Services, (State Taxation Accounting and Revenue System), 5.00%, 3/1/25	100	115,846
Palm Beach County School Board, FL, 5.00%, 8/1/21	125	142,673
South Dakota Building Authority, 5.00%, 6/1/25	85	101,360
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	150	157,084
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	259,240
Thompson School District No. R2-J, Larimer, Weld and Boulder Counties, CO, 5.00%, 12/1/19	25	27,258
Washington, (State Board for Community and Technical Colleges), 4.00%, 7/1/17	30	30,166
Wisconsin, 5.00%, 9/1/17	25	25,350

		$1,984,692

Other Revenue — 2.2%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$100	$114,966
CIVICVentures, AK, (Anchorage Convention Center), 4.00%, 9/1/20	200	214,246
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	150	174,987
West Virginia School Building Authority, Lottery Revenue, 3.00%, 7/1/17	85	85,330
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/22	100	117,229
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/23	100	118,847
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/24	100	120,402
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/25	100	121,011

		$1,067,018

Senior Living/Life Care — 3.1%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 3.00%, 10/1/17	$50	$50,388
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 4.00%, 10/1/19	50	52,910
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 4.00%, 10/1/20	50	53,775
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	50	57,356

6

Security	Principal Amount (000’s omitted)	Value
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/24	$60	$68,121
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/25	60	67,888
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	50	56,196
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	100	115,345
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza, Inc.), 4.00%, 12/1/23	55	60,302
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza, Inc.), 5.00%, 12/1/24	100	116,441
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza, Inc.), 5.00%, 12/1/26	25	29,201
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 3.00%, 11/1/19	50	51,419
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/23	75	84,857
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/26	50	55,837
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	53,909
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 4.00%, 1/1/19	100	104,220
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 4.00%, 1/1/20	100	105,799
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 3.00%, 9/15/18	30	30,509
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/19	100	104,627
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/21	50	53,183
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/23	25	26,448
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/24	50	52,512

		$1,451,243

Special Tax Revenue — 6.1%
Baltimore, MD, Special Tax Obligation, 4.00%, 6/15/18	$50	$51,359
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/18	200	212,424
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/21	200	228,330
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	175	205,975
Ernest N. Morial-New Orleans Exhibition Hall Authority, LA, 5.00%, 7/15/20	25	27,823
Fort Smith, AR, Sales and Use Tax Revenue, 4.00%, 5/1/21	50	54,751
Garland, TX, Tax and Electric Utility System Revenue, 5.00%, 2/15/19	30	32,141
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/18	45	46,376
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/19	70	74,310
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/22	35	39,380
Houston Convention & Entertainment Facilities Department, TX, 4.00%, 9/1/17	75	75,764
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/26	100	117,852
Port St. Lucie, FL, Public Service Tax Revenue, 5.00%, 9/1/27	250	292,465
Southlake Parks Development Corp., TX, 3.00%, 2/15/18	25	25,407
Thornton Development Authority, CO, 2.00%, 12/1/19	200	201,784
Thornton Development Authority, CO, 3.00%, 12/1/21	125	130,595
Thornton Development Authority, CO, 3.00%, 12/1/22	100	104,248

7

Security	Principal Amount (000’s omitted)	Value
Thornton Development Authority, CO, 4.00%, 12/1/18	$245	$254,903
Thornton Development Authority, CO, 4.00%, 12/1/20	100	107,719
Thornton Development Authority, CO, 5.00%, 12/1/23	150	174,444
Thornton Development Authority, CO, 5.00%, 12/1/25	75	87,932
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/18	100	103,112
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/20	100	109,087
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/22	50	56,519
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/23	60	68,843

		$2,883,543

Transportation — 4.9%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/20	$45	$49,363
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/21	50	56,157
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	25	29,646
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/26	100	117,897
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/18	65	68,052
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/21	50	56,927
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	250	298,827
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/20	100	110,279
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/22	100	115,604
North Texas Tollway Authority, 5.00%, 1/1/26	200	234,176
Port of Everett, WA, 3.00%, 12/1/18	200	206,128
Port of Everett, WA, 4.00%, 12/1/20	200	216,382
Rhode Island Commerce Corp., 5.00%, 6/15/25	250	297,840
Rhode Island Commerce Corp., 5.00%, 6/15/26	350	418,789
Southeastern Pennsylvania Transportation Authority, 5.00%, 6/1/17	60	60,229

		$2,336,296

Water and Sewer — 11.2%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$66,311
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/24	500	597,870
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/25	160	192,608
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/26	500	606,295
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/27	500	605,640
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/21	50	56,730
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/24	100	118,234
Clear Lake City Water Authority, TX, 4.00%, 3/1/18	95	97,390
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/18	100	105,681
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/19	75	81,865
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/24	335	404,596
District of Columbia Water and Sewer Authority, 5.00%, 10/1/17	150	152,667
Indianapolis, IN, Water System Revenue, 5.00%, 10/1/22	210	246,569
Indianapolis, IN, Water System Revenue, 5.00%, 10/1/25	100	121,467
Indianapolis, IN, Water System Revenue, 5.00%, 10/1/26	125	153,004
Miami-Dade County, FL, Water and Sewer System Revenue, 5.00%, 10/1/20	100	112,282
Port St. Lucie, FL, Utility System Revenue, 4.00%, 9/1/21	200	219,840
Port St. Lucie, FL, Utility System Revenue, 5.00%, 9/1/22	200	231,934
Texas Water Development Board, 5.00%, 10/15/28	250	300,255
Travis County Water Control and Improvement District No. 17, TX, 4.00%, 11/1/24	130	144,461
Travis County Water Control and Improvement District No. 17, TX, 4.00%, 11/1/25	185	202,930
Travis County Water Control and Improvement District No. 17, TX, 4.00%, 11/1/26	220	238,949

8

Security	Principal Amount (000’s omitted)	Value
Washington Suburban Sanitary District, MD, 5.00%, 6/1/21	$250	$287,405

		$5,344,983

Total Tax-Exempt Investments — 98.8% (identified cost $46,709,519)		$46,950,119

Short-Term Investments — 4.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(3)	2,338,156	$2,338,857

Total Short-Term Investments (identified cost $2,338,514)		$2,338,857

Total Investments — 103.7% (identified cost $49,048,033)		$49,288,976

Other Assets, Less Liabilities — (3.7)%		$(1,737,361)

Net Assets — 100.0%		$47,551,615

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2017, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	18.9%
Florida	10.7%
Illinois	10.6%
Others, representing less than 10% individually	58.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2017, 13.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 7.5% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(2)	When-issued security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2017 was $13,862.

9

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

The Fund did not have any open financial instruments at April 30, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,033,921

Gross unrealized appreciation	$445,683
Gross unrealized depreciation	(190,628)

Net unrealized appreciation	$255,055

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$46,950,119	$—	$46,950,119
Short-Term Investments	—	2,338,857	—	2,338,857
Total Investments	$—	$49,288,976	$—	$49,288,976

The Fund held no investments or other financial instruments as of January 31, 2017 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Eaton Vance

TABS 10-to-20 Year Laddered Municipal Bond Fund

April 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 84.8%

Security	Principal Amount (000’s omitted)	Value
Education — 2.2%
Madison County Capital Resource Corp., NY, (Colgate University), 5.00%, 7/1/31	$100	$115,972
Massachusetts Development Finance Agency, (Boston University), 4.00%, 10/1/32	50	52,649

		$168,621

Electric Utilities — 0.7%
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 4.00%, 12/1/35	$50	$51,971

		$51,971

General Obligations — 33.4%
Austin Community College District, TX, 4.00%, 8/1/29	$100	$110,318
California, 4.00%, 9/1/32	225	239,053
Cascade School District No. 228, Chelan County, WA, 4.00%, 12/1/26	100	112,072
Clark County, NV, 4.00%, 7/1/30	75	80,963
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/29	125	146,836
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/30	165	192,883
Duplin County, NC, Limited Obligation Bonds, 5.00%, 4/1/27	50	59,734
Grand Ledge Public Schools, MI, 5.00%, 5/1/32	50	57,332
Grand Ledge Public Schools, MI, 5.00%, 5/1/33	40	45,563
Guilford County, NC, 5.00%, 2/1/28	50	60,851
Illinois, 5.00%, 2/1/26	50	51,927
Lakeland, FL, 5.00%, 10/1/29	100	113,766
Lakeland, FL, 5.00%, 10/1/31	100	112,733
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/33	125	134,094
Monterey Peninsula Community College District, CA, 4.00%, 8/1/33	100	105,986
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/34	400	186,608
Texas, (Texas Transportation Commission), 5.00%, 10/1/33	100	119,570
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/30	50	55,169
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/32	50	54,239
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/34	50	53,511
Williamson County, TX, 4.00%, 2/15/29	150	165,525
Williamson County, TX, 4.00%, 2/15/30	100	109,432
Williamson County, TX, 4.50%, 2/15/32	125	142,174

		$2,510,339

Hospital — 6.1%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	$50	$58,063
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/31	50	56,121
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/25	100	120,464
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	100	114,089
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/33	100	113,624

		$462,361

1

Security	Principal Amount (000’s omitted)	Value
Insured – General Obligations — 12.6%
Cave Creek Unified School District No. 93, Maricopa County, AZ, (BAM), 4.00%, 7/1/29	$100	$107,538
Grandville, MI, Public Schools, (AGM), 5.00%, 5/1/27	150	174,426
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	150	73,200
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/34	150	69,337
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/35	300	131,301
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 4.00%, 9/1/31	150	158,067
Zeeland Public Schools, MI, (AGM), 5.00%, 5/1/26	100	117,042
Zeeland Public Schools, MI, (AGM), 5.00%, 5/1/28	100	115,015

		$945,926

Insured – Special Tax Revenue — 2.5%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$150	$185,359

		$185,359

Lease Revenue/Certificates of Participation — 5.2%
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/33	$150	$151,957
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	150	176,962
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	50	58,531

		$387,450

Senior Living/Life Care — 14.0%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/30	$250	$280,935
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	100	116,000
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	100	114,770
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/28	150	167,497
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	100	109,253
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities), 5.00%, 8/1/35	150	159,152
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	100	107,922

		$1,055,529

Special Tax Revenue — 5.7%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/34	$225	$255,132
Baltimore, MD, Special Tax Obligation, 5.00%, 6/15/29	50	55,302
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/31	100	117,705

		$428,139

Water and Sewer — 2.4%
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	$50	$57,356
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/31	50	57,006
Tucson, AZ, Water System Revenue, 5.00%, 7/1/32	60	69,536

		$183,898

Total Tax-Exempt Investments — 84.8% (identified cost $6,255,481)		$6,379,593

2

Short-Term Investments — 12.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(1)	958,277	$958,565

Total Short-Term Investments (identified cost $958,497)		$958,565

Total Investments — 97.6% (identified cost $7,213,978)		$7,338,158

Other Assets, Less Liabilities — 2.4%		$184,269

Net Assets — 100.0%		$7,522,427

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2017, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	18.7%
Texas	10.7%
Others, representing less than 10% individually	55.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2017, 15.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 13.9% of total investments.

(1)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2017 was $1,537.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

The Fund did not have any open financial instruments at April 30, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,212,912

Gross unrealized appreciation	$181,234
Gross unrealized depreciation	(55,988)

Net unrealized appreciation	$125,246

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$6,379,593	$—	$6,379,593
Short-Term Investments	—	958,565	—	958,565
Total Investments	$—	$7,338,158	$—	$7,338,158

The Fund held no investments or other financial instruments as of January 31, 2017 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 26, 2017